UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549 FORM N-Q

                           QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00214 -----------

SENTINEL GROUP FUNDS, INC.
--------------------------------

(Exact name of registrant as specified in charter)

ONE NATIONAL LIFE DRIVE MONPELIER, VT 05604
-------------------------

(Address of principal executive offices) (Zip code)

SENTINEL ADMINISTRATIVE SERVICES, INC. ONE NATIONAL LIFE DRIVE

MONTPELIER, VT 05604 --------------------------------------- (Name and address of agent for service)

(800) 282-3863 --------------

Registrant's telephone number, including area code

Date of fiscal year end: 11/30/11 -------- Date of reporting period: 08/31/11

ITEM 1. Schedule of Investments (follows)

Sentinel Balanced Fund
(Unaudited)

Fund Profile
at August 31, 2011

Portfolio Weightings
Asset Category	Percent of Net Assets
Domestic Common Stocks	65.0%
U.S. Government Obligations	24.1%
Corporate Bonds	3.3%
Foreign Stocks & ADR's	3.2%
Commercial Mortgage-Backed Securities	0.8%
Domestic Exchange Traded Funds	0.6%
Cash and Other	3.0%

Top 10 Equity Holdings*		Top 10 Fixed Income Holdings*
				Maturity	Percent of
Description	Percent of Net Assets	Description	Coupon	Date	Net Assets
ExxonMobil Corp.	2.0%	FNMA 735676	5.00%	07/01/35	2.8%
Int'l. Business Machines Corp.	1.7%	FNMA AI8448	4.50%	08/01/41	1.9%
PepsiCo, Inc.	1.5%	FGLMC A86314	4.00%	05/01/39	1.7%
Procter & Gamble Co.	1.4%	FNMA MA0119	4.00%	07/01/39	1.7%
Microsoft Corp.	1.3%	FGLMC Q02402	4.50%	07/01/41	1.4%
Chevron Corp.	1.4%	FGLMC Q01842	4.50%	06/01/41	1.4%
Schlumberger Ltd.	1.2%	FNMA AI7783	4.50%	07/01/41	1.4%
Johnson & Johnson	1.2%	FGLMC A94593	4.50%	10/01/40	1.4%
United Technologies Corp.	1.2%	FGLMC A79255	5.00%	11/01/37	1.3%
Freeport-McMoRan Copper & Gold, Inc.	1.0%	FNMA 735997	5.50%	11/01/35	1.2%
Total of Net Assets	13.9%	Total of Net Assets			16.2%

Average Effective Duration (for all Fixed Income Holdings) 3.7 years**

*"Top 10 Equity Holdings" and "Top 10 Fixed Income Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at August 31, 2011 (Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)

U.S. Government Obligations 24.1%			20-Year:			FGLMC Q02402
U.S. Government Agency			FHLMC P00020			4.5%, 07/01/41	2,996 M	$ 3,180,518
Obligations 24.1%			6.5%, 10/01/22	85 M	$ 94,149			19,725,158
						Total Federal Home Loan Mortgage
Federal Home Loan Mortgage			30-Year:			Corporation		19,934,982
Corporation 8.9%			FHLMC G08062			Federal National Mortgage
Mortgage-Backed Securities:			5%, 06/01/35	38 M	41,136	Association 15.2%
15-Year:			FGLMC G06205			Collateralized Mortgage Obligations:
			5%, 12/01/36	888 M	959,882
FHLMC E01488						FNR 02-2 UC
5%, 10/01/18	29 M	$ 31,509	FGLMC A79255			6%, 02/25/17	24 M	26,224
			5%, 11/01/37	2,612 M	2,817,950
FHLMC E01492						FNR 09-15 AC
5.5%, 10/01/18	19 M	20,393	FGLMC G08338			5.5%, 03/25/29	2,000 M	2,245,372
FHLMC G18091			4%, 03/01/39	2,563 M	2,663,391			2,271,596
6%, 12/01/20	14 M	15,411	FGLMC A86314			Mortgage-Backed Securities:
FHLMC G18106			4%, 05/01/39	3,611 M	3,752,405
5.5%, 03/01/21	21 M	22,949	FGLMC A94593			15-Year:
FHLMC G11943			4.5%, 10/01/40	2,957 M	3,133,974	FNMA 254907
5.5%, 04/01/21	23 M	25,413	FGLMC Q01842			5%, 10/01/18	28 M	29,977
		115,675	4.5%, 06/01/41	2,992 M	3,175,902	FNMA 255273
						4.5%, 06/01/19	45 M	48,472

The accompanying notes are an integral part of the financial statements.

Sentinel Balanced Fund

(Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)

FNMA 255358			Ford Motor Credit Co. LLC			CSFB 05-C4 AJ
5%, 09/01/19	11 M	$ 12,005	5.75%, 02/01/21	500 M	$ 499,805	5.19%, 08/15/38	500 M	$ 451,628
		90,454	Gap, Inc.			CSFB 05-C6 AJ
30-Year:			5.95%, 04/12/21	425 M	404,248	5.23%, 12/15/40	250 M	224,355
FNMA 500296					1,142,551	First Horizon Alt. Mtg.
6%, 04/01/29	13 M	15,248	Energy 0.1%			5.5%, 03/25/35	510	500
FNMA 545759			Anadarko Petroleum Corp.			GSMS 07-GG10 A4
6.5%, 07/01/32	734	836	6.45%, 09/15/36	125 M	133,623	5.9983%, 08/10/45	1,000 M	1,060,420
FNMA 687301			Nexen, Inc.			Total Commercial Mortgage-Backed
6%, 11/01/32	436	489	6.4%, 05/15/37	125 M	129,028	Securities
FNMA 690305					262,651	(Cost $1,740,605)		1,736,903
5.5%, 03/01/33	7 M	7,177	Financials 1.3%					Space
FNMA 555421			Ally Financial, Inc.					Value
5%, 05/01/33	1,941 M	2,102,296	8%, 11/01/31	500 M	491,250		Shares	(Note 2)
FNMA 748895			Bank of America Corp.			Domestic Common Stocks 65.0%
6%, 12/01/33	344 M	383,327	5%, 05/13/21	250 M	245,190	Consumer Discretionary 6.3%
FNMA 811311			Int'l. Lease Finance Corp.			Comcast Corp.	75,000	1,587,000
4.741%, 12/01/34	12 M	12,321	6.5%, 09/01/14(a)	500 M	510,000
FNMA 810896			JPMorgan Chase & Co			Gap, Inc.	34,000	561,680
1.983%, 01/01/35	9 M	9,109	4.625%, 05/10/21	440 M	456,673	McDonald's Corp.	20,000	1,809,200
FNMA 735288			Morgan Stanley			McGraw-Hill Cos., Inc.	35,000	1,473,850
5%, 03/01/35	1,751 M	1,895,769	5.75%, 01/25/21	440 M	453,972	Nike, Inc.	12,500	1,083,125
FNMA 735591			Regions Bank			Omnicom Group, Inc.	45,000	1,824,750
5%, 06/01/35	902 M	975,941	7.5%, 05/15/18	500 M	492,500	Staples, Inc.	35,000	515,900
FNMA 735676			SLM Corp.
5%, 07/01/35	5,730 M	6,202,744	6.25%, 01/25/16	250 M	255,854	Time Warner Cable, Inc.	25,000	1,637,500
FNMA 832258					2,905,439	Time Warner, Inc.	65,000	2,057,900
4.731%, 08/01/35	31 M	32,205	Insurance 0.5%			TJX Cos., Inc.	25,000	1,365,500
FNMA 891386			American Int'l. Group, Inc.					13,916,405
5.5%, 10/01/35	2,006 M	2,208,199	6.4%, 12/15/20	500 M	526,914	Consumer Staples 7.7%
FNMA 797721			ING Groep NV			Altria Group, Inc.	30,000	815,700
5.5%, 10/01/35	41 M	44,922	5.775%, 12/29/49(b)	250 M	211,250	CVS Caremark Corp.	20,000	718,200
FNMA 5.5%, 735997 11/01/35	2,433 M	2,678,449	Liberty Mutual Group, Inc.			HJ Heinz Co.	30,000	1,579,200
			7%, 03/07/67(a)	250 M	229,908
FNMA 745275			XL Capital Ltd.			Kellogg Co.	33,420	1,815,374
5%, 02/01/36	2,217 M	2,398,910	6.5%, 12/29/49(c)(d)	125 M	111,563	Kimberly-Clark Corp.	15,000	1,037,400
FNMA 745336					1,079,635	Kraft Foods, Inc.	30,000	1,050,600
5%, 03/01/36	1,190 M	1,287,458
FNMA MA0119			Media 0.5%			PepsiCo, Inc.	50,000	3,221,500
4%, 07/01/39	3,571 M	3,709,563	CBS Corp.			Philip Morris Int'l., Inc.	25,000	1,733,000
FNMA AI7783			4.3%, 02/15/21	440 M	446,995	Procter & Gamble Co.	50,000	3,184,000
4.5%, 07/01/41	2,986 M	3,172,945	DISH DBS Corp.			Wal-Mart Stores, Inc.	35,000	1,862,350
FNMA AI8448			7.875%, 09/01/19	125 M	133,438			17,017,324
4.5%, 08/01/41	3,994 M	4,243,598	NBCUniversal Media LLC
		31,381,506	4.375%, 04/01/21	375 M	385,629	Energy 8.7%
Total Federal National			XM Satellite Radio, Inc.			Apache Corp.	10,800	1,113,156
Mortgage Association		33,743,556	7.625%, 11/01/18(a)	125 M	128,437	Chevron Corp.	30,000	2,967,300
Government National Mortgage					1,094,499	EOG Resources, Inc.	22,500	2,083,275
Corporation 0.0%			Telecommunications 0.4%			ExxonMobil Corp.	60,000	4,442,400
Mortgage-Backed Securities:			AT&T, Inc.			Marathon Oil Corp.	40,000	1,076,800
15-Year:			4.45%, 05/15/21	250 M	268,831	Marathon Petroleum Corp	20,000	741,200
GNMA 514482			MetroPCS Wireless, Inc.			McDermott Int'l., Inc.*	50,000	719,500
7.5%, 09/15/14	11 M	10,718	6.625%, 11/15/20	250 M	234,375
Total U.S. Government Obligations			Verizon Communications, Inc.			Noble Energy, Inc.	20,000	1,767,200
(Cost $52,925,722)		53,689,256	4.6%, 04/01/21	250 M	272,724	Schlumberger Ltd.	35,000	2,734,200
Corporate Bonds 3.3%					775,930	Transocean Ltd.	12,500	700,250
			Total Corporate Bonds
Consumer Cyclical 0.5%			(Cost $7,186,733)		7,260,705	Weatherford Int'l. Ltd.*	55,500	950,715
								19,295,996
Best Buy Co., Inc.			Commercial Mortgage-Backed Securities 0.8%
5.5%, 03/15/21	250 M	238,498				Financials 8.5%
						ACE Ltd.	20,000	1,291,600

The accompanying notes are an integral part of the financial statements.

Sentinel Balanced Fund
(Unaudited)

Space	Space	Space
Value	Value	Value
Shares	(Note 2)	Shares	(Note 2)	Shares	(Note 2)
American Express Co.	46,200	$ 2,296,602	Information Technology 11.0%	United Kingdom 0.4%
Bank of America Corp.	75,000	612,750	Accenture PLC	30,000	$ 1,607,700	Diageo PLC ADR	12,500	$ 1,003,250
Bank of New York Mellon Corp.	45,000	930,150	Activision Blizzard, Inc.	90,000	1,065,600	Total Foreign Stocks & ADR's
(Cost $4,938,103)	7,031,750
Chubb Corp.	20,000	1,237,800	Broadcom Corp.	35,000	1,247,750
CME Group, Inc.	3,000	801,360	Check Point Software	Institutional Money Market Funds 1.7%
Goldman Sachs Group, Inc.	11,000	1,278,420	Technologies Ltd.*	34,000	1,850,960	State Street Institutional US Government
Cisco Systems, Inc.	75,000	1,176,000	Money Market Fund
JPMorgan Chase & Co.	43,670	1,640,245	(Cost $3,814,428)	3,814,428	3,814,428
MetLife, Inc.	30,000	1,008,000	Dell, Inc.*	72,000	1,070,280
EMC Corp.*	80,000	1,807,200	Principal
Morgan Stanley	30,000	525,000	Amount	Value
Intel Corp.	50,000	1,006,500	(M=$1,000)	(Note 2)
PNC Financial Services Group, Inc.	12,500	626,750	Int'l. Business Machines Corp.	21,437	3,685,235	Corporate Short-term Notes 1.1%
The Travelers Cos., Inc.	40,000	2,018,400	KLA-Tencor Corp.	25,000	917,000	Chevron Texaco Funding Corp.
Toronto-Dominion Bank	20,000	1,577,000	Microsoft Corp.	112,410	2,990,106	0.041%, 09/06/11
US Bancorp	75,000	1,740,750	NetApp, Inc.*	25,000	940,500	(Cost $2,499,986)	2,500 M	2,499,986
Wells Fargo & Co.	50,000	1,305,000	Seagate Technology PLC	60,000	694,800	Total Investments 99.8%
(Cost $175,659,941)†	221,942,933
18,889,827	Teradata Corp.*	25,000	1,309,000
Health Care 9.1%	Texas Instruments, Inc.	60,000	1,572,600	Other Assets in Excess of
Aetna, Inc.	25,000	1,000,750	Visa, Inc.	10,000	878,800	Liabilities 0.2%	334,003
Amgen, Inc.	25,000	1,385,125	Western Union Co.	45,000	743,400
Becton Dickinson & Co.	15,000	1,220,700	24,563,431	Net Assets 100.0%	$ 222,276,936
Bristol-Myers Squibb Co.	60,000	1,785,000	Materials 2.6%
Celgene Corp.*	15,000	892,050	EI Du Pont de Nemours & Co.	40,000	1,930,800	*	Non-income producing.
Covidien PLC	20,000	1,043,600	Freeport-McMoRan Copper &
Gold, Inc.	50,000	2,357,000	†	Cost for federal income tax purposes is $175,659,941. At
Eli Lilly & Co.	20,000	750,200	August 31, 2011 unrealized appreciation for federal income
Forest Laboratories, Inc.*	25,000	856,000	Praxair, Inc.	15,000	1,477,350	tax purposes aggregated $46,282,992 of which $53,454,219
5,765,150	related to appreciated securities and $7,171,227 related to
Gilead Sciences, Inc.*	25,000	997,125	depreciated securities.
Telecommunication Services 1.6%
Johnson & Johnson	40,000	2,632,000	(a)	Security exempt from registration under Rule 144A of the
Medco Health Solutions, Inc.*	15,000	812,100	AT&T, Inc.	30,000	854,400	Securities Act of 1933, as amended. These securities may
Rogers Communications, Inc.	25,000	972,250	be resold in transactions exempt from registration, normally
Medtronic, Inc.	36,200	1,269,534	to qualified institutional buyers. At August 31, 2011, the
Merck & Co., Inc.	42,500	1,407,600	Verizon Communications, Inc.	50,000	1,808,500	market value of rule 144A securities amounted to $868,345
3,635,150	or0.39% of net assets.
Mettler-Toledo Int'l., Inc.*	4,400	700,788
Pfizer, Inc.	100,000	1,898,000	Utilities 0.6%	(b)	ING Groep NV is currently fixed at 5.775%. On December
Entergy Corp.	20,000	1,304,200	8th, 2015 it converts to a variable rate that floats on the 8th
UnitedHealth Group, Inc.	10,000	475,200	Total Domestic Common Stocks	of March, June, September, and December. The interest
Zimmer Holdings, Inc.*	20,000	1,137,800	(Cost $101,177,848)	144,476,005	rate is based on the 3-month Libor rate plus 1.68%.
20,263,572	Domestic Exchange Traded Funds 0.6%	(c)	Step Up/Down.
Industrials 8.9%	Financials 0.6%	(d)	XL Capital Ltd. is currently fixed at 6.5%. On April 15th,
Babcock & Wilcox Co.*	25,000	575,750	SPDR KBW Regional Banking	2017 it converts to a variable rate that floats on the 15th of
Boeing Co.	25,000	1,671,500	(Cost $1,376,516)*	65,000	1,433,900	January, April, July, and October. The interest rate is based on the 3-month Libor rate plus 2.4575%.
Canadian National Railway Co.	22,500	1,660,500	Foreign Stocks & ADR's 3.2%	ADR	-	American Depositary Receipt
Deere & Co.	20,000	1,616,400	Australia 0.8%	SPDR	-	Standard & Poor's Depository Receipts
General Dynamics Corp.	25,000	1,602,000	BHP Billiton Ltd. ADR	20,000	1,703,400
General Electric Co.	85,000	1,386,350	Germany 0.7%
Honeywell Int'l., Inc.	45,000	2,151,450	SAP AG ADR	30,000	1,635,300
L-3 Communications Holdings,	Israel 0.4%
Inc.	10,000	678,200	Teva Pharmaceutical
Northrop Grumman Corp.	20,000	1,092,400	Industries Ltd. ADR	20,000	827,200
Tyco Int'l. Ltd.	35,000	1,455,300	Mexico 0.6%
Union Pacific Corp.	15,000	1,382,550	America Movil SA de CV ADR	50,000	1,278,000
United Technologies Corp.	35,000	2,598,750	Switzerland 0.3%
Verisk Analytics, Inc.*	30,000	1,045,200	Novartis AG ADR	10,000	584,600
Waste Management, Inc.	27,500	908,600
19,824,950

The accompanying notes are an integral part of the financial statements.

Sentinel Capital Growth Fund
(Unaudited)
Fund Profile
at August 31, 2011
Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	23.7%	Energy	13.1%
Materials	15.4%	Consumer Staples	6.8%
Consumer Discretionary	14.9%	Financials	5.2%
Industrials	14.6%	Health Care	4.4%
Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
Int'l. Business Machines Corp.	5.0%	Occidental Petroleum Corp.	2.8%
McDonald's Corp.	5.0%	Schlumberger Ltd.	2.8%
SPDR Gold Trust	4.9%	Tiffany & Co.	2.6%
Praxair, Inc.	4.8%	Emerson Electric Co.	2.5%
Apple, Inc.	3.7%	BHP Billiton Ltd.	2.4%
		Total of Net Assets	36.5%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at August 31, 2011 (Unaudited)
		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)

Domestic Common Stocks 87.8%			CME Group, Inc.	1,500	$ 400,680	Corning, Inc.	35,000	$ 526,050
Consumer Discretionary 14.9%			Royal Bank of Canada	35,000	1,788,500	EMC Corp.*	50,400	1,138,536
AutoZone, Inc.*	4,000	$ 1,228,000	Toronto-Dominion Bank	20,000	1,577,000	Intel Corp.	100,000	2,013,000
Dollar General Corp.*	50,000	1,830,000			6,451,605	Int'l. Business Machines Corp.	36,000	6,188,760
Dollar Tree, Inc.*	37,500	2,678,250	Health Care 3.0%			Linear Technology Corp.	30,000	858,900
Home Depot, Inc.	20,000	667,600	Express Scripts, Inc.	30,000	1,408,200	Microsoft Corp.	30,000	798,000
Magna Int'l., Inc.	18,000	685,080	McKesson Corp.	5,000	399,650	Molex, Inc. - Class A	22,600	417,648
McDonald's Corp.	68,000	6,151,280	Stryker Corp.	40,000	1,953,600	Qualcomm, Inc.	32,000	1,646,720
					3,761,450
Tiffany & Co.	45,000	3,238,200				TE Connectivity Ltd.	25,000	765,500
Yum! Brands, Inc.	35,000	1,902,950	Industrials 14.6%			Visa, Inc.	27,000	2,372,760
		18,381,360	3M Co.	13,000	1,078,740			28,163,049
Consumer Staples 6.8%			BE Aerospace, Inc.*	30,000	1,044,900	Materials 7.4%
Colgate-Palmolive Co.	15,000	1,349,550	Canadian Pacific Railway Ltd.	10,000	574,200	Carpenter Technology Corp.	5,000	252,350
Corn Products Int'l., Inc.	52,400	2,450,224	Donaldson Co., Inc.	20,000	1,179,600	Freeport-McMoRan Copper &
HJ Heinz Co.	20,000	1,052,800	Emerson Electric Co.	67,000	3,118,850	Gold, Inc.	55,680	2,624,755
JM Smucker Co.	4,000	288,360	Goodrich Corp.	21,000	1,872,780	Praxair, Inc.	60,000	5,909,400
Procter & Gamble Co.	15,770	1,004,234	Illinois Tool Works, Inc.	30,000	1,396,200	Yamana Gold, Inc.	25,000	395,250
			Jacobs Engineering Group, Inc.*	24,000	893,760			9,181,755
Walgreen Co.	65,000	2,288,650	Norfolk Southern Corp.	33,000	2,233,440	Total Domestic Common Stocks
		8,433,818				(Cost $71,570,908)		108,683,019
Energy 13.1%						Domestic Exchange Traded Funds 4.9%
EOG Resources, Inc.	10,000	925,900	Parker Hannifin Corp.	26,000	1,909,180	Materials 4.9%
			Union Pacific Corp.	30,000	2,765,100
ExxonMobil Corp.	35,000	2,591,400			18,066,750	SPDR Gold Trust*
McDermott Int'l., Inc.*	20,000	287,800				(Cost $2,444,063)	33,900	6,022,335
Noble Corp.	30,000	1,012,800	Information Technology 22.8%
			ANSYS, Inc.*	15,000	809,700	Foreign Stocks & ADR's 5.4%
Occidental Petroleum Corp.	40,000	3,469,600				Australia 2.4%
			Apple, Inc.*	12,000	4,617,960
Peabody Energy Corp.	39,000	1,903,200	Autodesk, Inc.*	15,000	423,000	BHP Billiton Ltd. ADR	34,000	2,895,780
Schlumberger Ltd.	43,600	3,406,032				Brazil 0.7%
SM Energy Co.	20,000	1,530,000	Automatic Data Processing, Inc.	15,763	788,623	Vale SA ADR	30,000	847,200
Suncor Energy, Inc.	35,000	1,116,500	Avago Technologies Ltd.	10,000	331,100	Germany 0.9%
Financials 5.2%		16,243,232	Cisco Systems, Inc.	110,870	1,738,442	SAP AG ADR	21,000	1,144,710
BlackRock, Inc.	16,300	2,685,425	Cognizant Technology Solutions Corp.*	43,000	2,728,350

The accompanying notes are an integral part of the financial statements.

Sentinel Capital Growth Fund
(Unaudited)

Space
Value
Shares	(Note 2)
Switzerland 1.4%
Roche Holding AG ADR	40,000	$ 1,751,800
Total Foreign Stocks & ADR's
(Cost $4,414,734)	6,639,490
Institutional Money Market Funds 0.4%
State Street Institutional US Government
Money Market Fund
(Cost $449,626)	449,626	449,626

Principal
Amount	Value
(M=$1,000)	(Note 2)
Corporate Short-term Notes 1.5%
Chevron Texaco Funding Corp
0.04%, 09/07/11
(Cost $1,899,987)	1,900 M	1,899,987
Total Investments 100.0%
(Cost $80,779,318)†	123,694,457

Other Assets in Excess of
Liabilities 0.0%	6,703

Net Assets 100.0%	$ 123,701,160

*	Non-income producing.

†	Cost for federal income tax purposes is $80,779,318. At
August 31, 2011 unrealized appreciation for federal income
tax purposes aggregated $42,915,139 of which $45,833,966
related to appreciated securities and $2,918,827 related to
depreciated securities.
ADR	-	American Depositary Receipt
SPDR	-	Standard & Poor's Depository Receipts

The accompanying notes are an integral part of the financial statements.

Sentinel Common Stock Fund
(Unaudited)
Fund Profile
at August 31, 2011
Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	18.7%	Consumer Staples	10.8%
Health Care	13.4%	Consumer Discretionary	8.6%
Energy	12.6%	Materials	4.3%
Industrials	12.6%	Telecommunication Services	3.2%
Financials	12.5%	Utilities	1.1%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
ExxonMobil Corp.	3.1%	Noble Energy, Inc.	1.8%
Int'l. Business Machines Corp.	2.8%	Johnson & Johnson	1.7%
Procter & Gamble Co.	2.2%	United Technologies Corp.	1.7%
Schlumberger Ltd.	2.0%	Honeywell Int'l., Inc.	1.7%
PepsiCo, Inc.	1.9%	Chevron Corp.	1.6%
		Total of Net Assets	20.5%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at August 31, 2011 (Unaudited)

		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Domestic Common Stocks 92.6%			Marathon Oil Corp.	250,000	$ 6,730,000	Celgene Corp.*	75,000	$ 4,460,250
Consumer Discretionary 8.6%			Marathon Petroleum Corp.	125,000	4,632,500	Covidien PLC	200,000	10,436,000
Comcast Corp.	600,000	$ 12,696,000	McDermott Int'l., Inc.*	450,000	6,475,500	Eli Lilly & Co.	104,600	3,923,546
Gap, Inc.	350,000	5,782,000	Noble Energy, Inc.	250,000	22,090,000	Forest Laboratories, Inc.*	200,000	6,848,000
Home Depot, Inc.	100,000	3,338,000	Schlumberger Ltd.	325,000	25,389,000	Gilead Sciences, Inc.*	175,000	6,979,875
McDonald's Corp.	125,000	11,307,500	Transocean Ltd.	83,247	4,663,497	Johnson & Johnson	325,000	21,385,000
McGraw-Hill Cos., Inc.	200,000	8,422,000	Weatherford Int'l. Ltd.*	519,000	8,890,470	Medco Health Solutions, Inc.*	115,000	6,226,100
Nike, Inc.	120,000	10,398,000			155,595,070	Medtronic, Inc.	205,300	7,199,871
Omnicom Group, Inc.	250,000	10,137,500	Financials 11.7%			Merck & Co., Inc.	270,097	8,945,613
Staples, Inc.	325,000	4,790,500	ACE Ltd.	125,000	8,072,500	Mettler-Toledo Int'l., Inc.*	37,900	6,036,333
Time Warner Cable, Inc.	180,000	11,790,000	American Express Co.	229,200	11,393,532	Pfizer, Inc.	800,000	15,184,000
Time Warner, Inc.	495,668	15,692,849	Bank of America Corp.	712,701	5,822,767	UnitedHealth Group, Inc.	181,200	8,610,624
TJX Cos., Inc.	205,000	11,197,100				Zimmer Holdings, Inc.*	175,000	9,955,750
		105,551,449	Bank of New York Mellon Corp.	325,000	6,717,750			153,604,462
			Chubb Corp.	150,000	9,283,500
Consumer Staples 10.2%						Industrials 12.2%
Altria Group, Inc.	225,000	6,117,750	CME Group, Inc.	32,300	8,627,976	Babcock & Wilcox Co.*	225,000	5,181,750
CVS Caremark Corp.	150,000	5,386,500	Goldman Sachs Group, Inc.	90,000	10,459,800	Boeing Co.	125,000	8,357,500
HJ Heinz Co.	225,000	11,844,000	JPMorgan Chase & Co.	367,750	13,812,690
Kellogg Co.	200,000	10,864,000	MetLife, Inc.	275,000	9,240,000	Canadian National Railway Co.	160,700	11,859,660
Kimberly-Clark Corp.	75,000	5,187,000	Morgan Stanley	500,000	8,750,000	Deere & Co.	125,000	10,102,500
						General Dynamics Corp.	150,000	9,612,000
Kraft Foods, Inc.	250,000	8,755,000	PNC Financial Services Group, Inc.	100,000	5,014,000	General Electric Co.	925,000	15,086,750
PepsiCo, Inc.	375,000	24,161,250
			The Travelers Cos., Inc.	275,000	13,876,500	Honeywell Int'l., Inc.	425,000	20,319,250
Philip Morris Int'l., Inc.	200,000	13,864,000	Toronto-Dominion Bank	125,000	9,856,250
Procter & Gamble Co.	419,900	26,739,232	US Bancorp	525,000	12,185,250	L-3 Communications Holdings, Inc.	100,000	6,782,000
Wal-Mart Stores, Inc.	250,000	13,302,500	Wells Fargo & Co.	427,300	11,152,530	Northrop Grumman Corp.	100,000	5,462,000
		126,221,232			144,265,045	Tyco Int'l. Ltd.	250,000	10,395,000
Energy 12.6%			Health Care 12.5%			Union Pacific Corp.	100,000	9,217,000
Apache Corp.	81,700	8,420,819	Aetna, Inc.	125,000	5,003,750	United Technologies Corp.	275,000	20,418,750
Chevron Corp.	197,400	19,524,834	Amgen, Inc.	200,000	11,081,000	Verisk Analytics, Inc.*	300,000	10,452,000
EOG Resources, Inc.	115,000	10,647,850	Becton Dickinson & Co.	125,000	10,172,500	Waste Management, Inc.	225,000	7,434,000
ExxonMobil Corp.	515,000	38,130,600	Bristol-Myers Squibb Co.	375,000	11,156,250			150,680,160

The accompanying notes are an integral part of the financial statements.

Sentinel Common Stock Fund
(Unaudited)

Space	Space
Value	Value
Shares	(Note 2)	Shares	(Note 2)
Information Technology 17.8%	Israel 0.4%
Accenture PLC	225,000	$ 12,057,750	Teva Pharmaceutical
Activision Blizzard, Inc.	500,000	5,920,000	Industries Ltd. ADR	125,000	$ 5,170,000
Altera Corp.	150,000	5,458,500	Mexico 0.6%
Broadcom Corp.	270,000	9,625,500	America Movil SA de CV ADR	300,000	7,668,000
Check Point Software
Technologies Ltd.*	275,000	14,971,000	Netherlands 0.4%
Cisco Systems, Inc.	369,700	5,796,896	ASML Holding NV *	150,000	5,290,500
Dell, Inc.*	500,000	7,432,500	Switzerland 0.5%
EMC Corp.*	700,000	15,813,000	Novartis AG ADR	100,000	5,846,000
Hewlett-Packard Co.	200,000	5,206,000	United Kingdom 0.6%
Intel Corp.	350,000	7,045,500	Diageo PLC ADR	85,000	6,822,100
Total Foreign Stocks & ADR's
Int'l. Business Machines	(Cost $41,293,331)	54,474,100
Corp.	200,000	34,382,000
KLA-Tencor Corp.	166,600	6,110,888	Institutional Money Market Funds 0.8%
Microsoft Corp.	659,700	17,548,020	State Street Institutional US Government
Money Market Fund
NetApp, Inc.*	275,000	10,345,500	(Cost $9,946,751)	9,946,751	9,946,751
Oracle Corp.	400,000	11,228,000
Principal
Seagate Technology PLC	650,000	7,527,000	Amount	Value
Teradata Corp.*	200,000	10,472,000	(M=$1,000)	(Note 2)
Texas Instruments, Inc.	600,000	15,726,000	Corporate Short-term Notes 1.2%
Visa, Inc.	100,000	8,788,000	Abbott Laboratories
Western Union Co.	500,000	8,260,000	0.1%, 10/11/11	5,000 M	4,999,444
219,714,054	Chevron Texaco Funding
Materials 3.3%	Corp.
0.02%, 09/06/11	5,000 M	4,999,986
EI Du Pont de Nemours &
Co.	215,600	10,407,012	Colgate Palmolive Co.
0.06%, 09/20/11	5,000 M	4,999,842
Freeport-McMoRan Copper
& Gold, Inc.	400,000	18,856,000	Total Corporate Short-term Notes
(Cost $14,999,272)	14,999,272
Praxair, Inc.	115,000	11,326,350	Total Investments 99.8%
40,589,362	(Cost $846,837,511)†	1,230,185,867
Telecommunication Services 2.6%
Other Assets in Excess of
AT&T, Inc.	250,000	7,120,000	Liabilities 0.2%	2,867,253
Rogers Communications, Inc.	275,000	10,694,750
Verizon Communications,	Net Assets 100.0%	$ 1,233,053,120
Inc.	375,000	13,563,750
31,378,500
*	Non-income producing.
Utilities 1.1%
Entergy Corp.	125,000	8,151,250	†	Cost for federal income tax purposes is $846,837,511. At
August 31, 2011 unrealized appreciation for federal income
Exelon Corp.	118,000	5,088,160	tax purposes aggregated $383,348,356 of which
13,239,410	$411,224,549 related to appreciated securities and
Total Domestic Common Stocks	$27,876,193 related to depreciated securities.
(Cost $771,064,793)	1,140,838,744	ADR	-	American Depositary Receipt
Domestic Exchange Traded Funds 0.8%	SPDR	-	Standard & Poor's Depository Receipts
Financials 0.8%
SPDR KBW Regional
Banking*
(Cost $9,533,364)	450,000	9,927,000
Foreign Stocks & ADR's 4.4%
Australia 1.0%
BHP Billiton Ltd. ADR	150,000	12,775,500
Germany 0.9%
SAP AG ADR	200,000	10,902,000

The accompanying notes are an integral part of the financial statements.

Sentinel Conservative Strategies Fund
(Unaudited)
Fund Profile
at August 31, 2011

Portfolio Weightings
Asset Category	Percent of Net Assets
U.S. Government Obligations	42.2%
Domestic Common Stocks	35.3%
Foreign Stocks & ADR's	12.2%
Corporate Bonds	2.8%
Commercial Mortgage-Backed Securities	2.6%
Domestic Exchange Traded Funds	0.2%
Foreign Exchange Traded Funds	0.2%
Real Estate Investment Trusts	0.0%
Cash and Other	4.5%

Top 10 Equity Holdings*		Top 10 Fixed Income Holdings*
				Maturity	Percent of
Description	Percent of Net Assets	Description	Coupon	Date	Net Assets
PepsiCo, Inc.	0.8%	FNMA 735676	5.00%	07/01/35	6.0%
Procter & Gamble Co.	0.6%	FNMA AI7783	4.50%	07/01/41	4.3%
United Technologies Corp.	0.7%	FGLMC A86314	4.00%	05/01/39	3.5%
ExxonMobil Corp.	0.5%	FNMA AI8448	4.50%	08/01/41	3.4%
McDonald's Corp.	0.5%	FNMA 735591	5.00%	06/01/35	2.9%
Noble Energy, Inc.	0.5%	FNMA 745275	5.00%	02/01/36	2.9%
Roche Holding AG	0.5%	FNMA 555743	5.00%	09/01/33	2.5%
Int'l. Business Machines Corp.	0.5%	FGLMC Q02402	4.50%	07/01/41	2.4%
FANUC Corp.	0.5%	FGLMC A94593	4.50%	10/01/40	1.8%
Johnson & Johnson	0.5%	FNMA 735997	5.50%	11/01/35	1.5%
Total of Net Assets	5.6%	Total of Net Assets			31.2%

Average Effective Duration (for all Fixed Income Holdings) 3.4 years**

*"Top 10 Equity Holdings" and "Top 10 Fixed Income Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at August 31, 2011 (Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)
U.S. Government Obligations 42.2%			FGLMC Q02402			FNMA 735591
U.S. Government Agency			4.5%, 07/01/41	3,995 M	$ 4,240,690	5%, 06/01/35	4,688 M	$ 5,074,891
Obligations 42.2%			Total Federal Home Loan Mortgage			FNMA 735676
Federal Home Loan Mortgage			Corporation		19,048,334	5%, 07/01/35	9,670 M	10,467,130
Corporation 11.0%			Federal National Mortgage			FNMA 891386
Mortgage-Backed Securities:			Association 31.2%			5.5%, 10/01/35	1,264 M	1,390,992
			Collateralized Mortgage Obligations:			FNMA 735997
30-Year:						5.5%, 11/01/35	2,433 M	2,678,449
			FNR 09-15 AC
FGLMC 5%, 12/01/36 G06205	888 M	$ 959,882	5.5%, 03/25/29	2,000 M	2,245,373	FNMA 745275
						5%, 02/01/36	4,637 M	5,015,902
FGLMC A79255			Mortgage-Backed Securities:			FNMA 745336
5%, 11/01/37	1,739 M	1,875,711	25-Year:			5%, 03/01/36	2,380 M	2,574,916
FGLMC G08338			FNMA 735703			FNMA MA0119
4%, 03/01/39	1,709 M	1,775,594	5%, 04/01/29	1,491 M	1,622,901	4%, 07/01/39	1,785 M	1,854,782
FGLMC A86314			30-Year:			FNMA AI7783
4%, 05/01/39	5,777 M	6,003,848	FNMA 555421			4.5%, 07/01/41	6,968 M	7,403,538
FGLMC A94593			5%, 05/01/33	1,941 M	2,102,296
4.5%, 10/01/40	2,957 M	3,133,975	FNMA 555743
FGLMC Q01842			5%, 09/01/33	3,990 M	4,320,967
4.5%, 06/01/41	997 M	1,058,634	FNMA 735288
			5%, 03/01/35	1,401 M	1,516,616

The accompanying notes are an integral part of the financial statements.

Sentinel Conservative Strategies Fund
(Unaudited)

	Principal			Principal				Space
	Amount	Value		Amount	Value			Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		Shares	(Note 2)
FNMA AI8448			CSFB 05-C6 AJ			Kraft Foods, Inc.	20,000	$ 700,400
4.5%, 08/01/41	5,491 M	$ 5,834,947	5.23%, 12/15/40	750 M $	673,067	Nu Skin Enterprises, Inc.	1,140	48,211
		50,235,426	GSMS 07-GG10 A4
Total Federal National			5.9983%, 08/10/45	1,000 M	1,060,420	PepsiCo, Inc.	20,000	1,288,600
Mortgage Association		54,103,700				Philip Morris Int'l., Inc.	10,000	693,200
Total U.S. Government Obligations			MLMT 05-CIP1 AJ
(Cost $72,126,861)		73,152,034	5.137%, 07/12/38	500 M	423,321	Procter & Gamble Co.	17,500	1,114,400
Corporate Bonds 2.8%			MLMT 07-C1 AM			Ralcorp Holdings, Inc.*	210	18,180
			6.0216%, 06/12/50(e)	750 M	634,027	Wal-Mart Stores, Inc.	12,500	665,125
Basic Industry 0.1%			WBCMT 06-C25 AJ					7,295,618
Georgia-Pacific LLC			5.9226%, 05/15/43	750 M	606,423
5.4%, 11/01/20(a)	225 M	232,448	Total Commercial Mortgage-Backed			Energy 4.4%
Consumer Cyclical 0.2%			Securities			Apache Corp.	5,000	515,350
Ford Motor Credit Co. LLC			(Cost $4,842,896)		4,444,296	Cameco Corp.	15,000	348,600
5.75%, 02/01/21	250 M	249,902			Space	Chevron Corp.	7,500	741,825
Financials 1.6%					Value	ConocoPhillips	7,088	482,480
Ally Financial, Inc.				Shares	(Note 2)	Core Laboratories NV	410	45,748
8%, 11/01/31	500 M	491,250	Domestic Common Stocks 35.3%			Dril-Quip, Inc.*	310	20,057
Bank of America Corp.			Consumer Discretionary 3.2%			EOG Resources, Inc.	5,000	462,950
5%, 05/13/21	250 M	245,190	Ascena Retail Group, Inc.*	1,450	41,209	ExxonMobil Corp.	12,500	925,500
Discover Bank/Greenwood DE
7%, 04/15/20	100 M	108,988	Comcast Corp.	35,000	740,600	Marathon Oil Corp.	20,000	538,400
Int'l. Lease Finance Corp.			Darden Restaurants, Inc.	830	39,923	Marathon Petroleum Corp.	10,000	370,600
6.5%, 09/01/14(a)	500 M	510,000	Dick's Sporting Goods, Inc.*	1,040	36,535	McDermott Int'l., Inc.*	30,000	431,700
JPMorgan Chase & Co			Dollar Tree, Inc.*	620	44,281	Newfield Exploration Co.*	730	37,267
4.625%, 05/10/21	250 M	259,473	Gap, Inc.	20,000	330,400	Noble Energy, Inc.	10,000	883,600
Morgan Stanley			Gentex Corp.	1,350	35,026	Plains Exploration & Production Co.*	1,240	36,468
5.75%, 01/25/21	450 M	464,290	Gildan Activewear, Inc.	730	19,739
Regions Bank						Range Resources Corp.	520	33,675
7.5%, 05/15/18	500 M	492,500	Guess? Inc	830	28,311
SLM Corp.			Hanesbrands, Inc.*	620	17,707	Schlumberger Ltd.	7,500	585,900
6.25%, 01/25/16	250 M	255,854	Home Depot, Inc.	12,500	417,250	Superior Energy Services, Inc.*	1,240	43,797
		2,827,545				Tidewater, Inc.	730	39,128
Insurance 0.5%			Jarden Corp.	730	21,199	Transocean Ltd.	7,500	420,150
			LKQ Corp.*	2,290	58,624
American Int'l. Group, Inc.						Ultra Petroleum Corp.*	10,000	335,000
6.4%, 12/15/20	200 M	210,766	McDonald's Corp.	10,000	904,600	Weatherford Int'l. Ltd.*	19,800	339,174
			McGraw-Hill Cos., Inc.	12,500	526,375
ING Groep NV								7,637,369
5.775%, 12/29/49(b)	250 M	211,250	Morningstar, Inc.	620	36,989
Liberty Mutual Group, Inc.			Omnicom Group, Inc.	14,000	567,700	Financials 4.1%
7%, 03/07/67(a)	250 M	229,908	O'Reilly Automotive, Inc.*	310	20,113	ACE Ltd.	7,500	484,350
XL Capital Ltd.			PVH Corp.	520	34,663	Affiliated Managers Group,
6.5%, 12/29/49(c)(d)	125 M	111,563				Inc.*	310	27,020
		763,487	Staples, Inc.	20,000	294,800	American Express Co.	15,000	745,650
Media 0.3%			Target Corp.	7,500	387,525	Bank of America Corp.	25,000	204,250
DISH DBS Corp.			Texas Roadhouse, Inc.	1,340	19,162	Bank of New York Mellon Corp.	15,000	310,050
7.875%, 09/01/19	125 M	133,438	Time Warner Cable, Inc.	6,000	393,000	Chubb Corp.	7,500	464,175
NBCUniversal Media LLC			Time Warner, Inc.	15,000	474,900	City National Corp/CA	830	37,259
4.375%, 04/01/21	250 M	257,086	Tractor Supply Co.	520	31,913	CME Group, Inc.	1,900	507,528
XM Satellite Radio, Inc.			VF Corp.	210	24,583
7.625%, 11/01/18(a)	125 M	128,437				East West Bancorp, Inc.	1,980	33,046
		518,961	WMS Industries, Inc.*	620	13,528	Endurance Specialty Holdings
Telecommunications 0.1%					5,560,655	Ltd.	830	30,013
MetroPCS Wireless, Inc.			Consumer Staples 4.2%			Everest Re Group Ltd	210	16,947
6.625%, 11/15/20	250 M	234,375	Altria Group, Inc.	22,500	611,775	Goldman Sachs Group, Inc.	5,000	581,100
Total Corporate Bonds			Church & Dwight Co., Inc.	1,240	53,989	HCC Insurance Holdings, Inc.	2,080	60,819
(Cost $4,808,220)		4,826,718	CVS Caremark Corp.	15,000	538,650	JPMorgan Chase & Co.	17,500	657,300
Commercial Mortgage-Backed Securities 2.6%			Flowers Foods, Inc.	2,500	47,625	MetLife, Inc.	15,000	504,000
CGCMT 06-C4 AJ			HJ Heinz Co.	12,500	658,000	Morgan Stanley	20,000	350,000
5.922%, 03/15/49(e)	750 M	595,411
CSFB 05-C4 AJ			Kellogg Co.	10,000	543,200	MSCI, Inc.*	520	17,976
5.19%, 08/15/38	500 M	451,627	Kimberly-Clark Corp.	4,544	314,263

The accompanying notes are an integral part of the financial statements.

Sentinel Conservative Strategies Fund
(Unaudited)

		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
New York Community Bancorp			CH Robinson Worldwide, Inc.	310	$ 21,855	NetApp, Inc.*	15,000 $	564,300
Inc	1,980	$ 25,364	Cintas Corp.	930	29,741	NeuStar, Inc.*	830	20,750
Northern Trust Corp.	520	19,984	Copart, Inc.*	1,040	44,762	Nuance Communications, Inc.*	1,560	28,954
PNC Financial Services Group, Inc.	10,000	501,400	Deere & Co.	6,500	525,330	Open Text Corp.*	1,140	67,260
Raymond James Financial, Inc.	830	23,306	Donaldson Co., Inc.	590	34,798	Oracle Corp.	22,500	631,575
The Travelers Cos., Inc.	8,500	428,910	Flowserve Corp.	410	38,679	Plantronics, Inc.	1,350	43,268
US Bancorp	22,500	522,225	Gardner Denver, Inc.	250	19,698	Polycom, Inc.*	1,560	37,128
Wells Fargo & Co.	15,000	391,500	General Dynamics Corp.	10,000	640,800	Power Integrations, Inc.	1,140	36,640
Willis Group Holdings PLC	520	20,348	General Electric Co.	50,000	815,500	Riverbed Technology, Inc.*	1,130	28,001
WR Berkley Corp.	1,240	38,303	Honeywell Int'l., Inc.	10,000	478,100	Seagate Technology PLC	50,000	579,000
Zions Bancorporation	1,040	18,137	IDEX Corp.	930	34,577	Semtech Corp.*	1,450	30,929
		7,020,960	IHS, Inc.*	520	40,347	Teradata Corp.*	10,000	523,600
Health Care 5.1%			Jacobs Engineering Group,Inc.*	760	28,302	Texas Instruments, Inc.	25,000	655,250
Abbott Laboratories	10,000	525,100	JB Hunt Transport Services, Inc.	730	29,339	Trimble Navigation Ltd.*	730	27,112
Aetna, Inc.	12,500	500,375				Visa, Inc.	3,500	307,580
Amgen, Inc.	12,500	692,563	Joy Global, Inc.	310	25,870	Western Union Co.	30,000	495,600
Becton Dickinson & Co.	7,500	610,350	L-3 Communications Holdings,					11,079,828
Bio-Rad Laboratories, Inc.*	210	21,071	Inc.	7,500	508,650	Materials 1.1%
Bristol-Myers Squibb Co.	25,000	743,750	MSC Industrial Direct Co.	520	32,068	AptarGroup, Inc.	930	46,946
Catalyst Health Solutions, Inc.*	300	16,116	Quanta Services, Inc.*	1,760	33,775	Ecolab, Inc.	1,080	57,888
Cigna Corp.	7,500	350,550	Roper Industries, Inc.	520	40,014	EI Du Pont de Nemours & Co.	15,000	724,050
Covidien PLC	10,000	521,800	Stericycle, Inc.*	310	27,190	Freeport-McMoRan Copper & Gold, Inc.	12,500	589,250
Dentsply Int'l., Inc.	930	32,736	Tyco Int'l. Ltd.	12,500	519,750	Praxair, Inc.	5,000	492,450
Eli Lilly & Co.	10,000	375,100	Union Pacific Corp.	4,000	368,680	Rockwood Holdings, Inc.*	200	10,200
			United Technologies Corp.	15,000	1,113,750	Steel Dynamics, Inc.	2,290	29,152
Endo Pharmaceuticals Holdings, Inc.*	830	26,485	Verisk Analytics, Inc.*	20,000	696,800			1,949,936
Forest Laboratories, Inc.*	8,500	291,040	Waste Connections, Inc.	1,450	50,156	Telecommunication Services 1.2%
Gen-Probe, Inc.*	310	18,591	Waste Management, Inc.	17,500	578,200	American Tower Corp.*	520	28,007
Gilead Sciences, Inc.*	10,000	398,850			8,339,124	AT&T, Inc.	17,500	498,400
Henry Schein, Inc.*	410	27,023	Information Technology 6.4%			Rogers Communications, Inc.	20,000	777,800
IDEXX Laboratories, Inc.*	410	32,710	Accenture PLC	10,000	535,900	tw telecom, Inc.*	830	16,011
Illumina, Inc.*	410	21,361	Activision Blizzard, Inc.	49,600	587,264
						Verizon Communications, Inc.	20,000	723,400
Johnson & Johnson	12,500	822,500	Altera Corp.	520	18,923			2,043,618
Life Technologies Corp.*	730	30,660	ANSYS, Inc.*	1,140	61,537	Utilities 0.8%
Masimo Corp.	730	18,009	Broadcom Corp.	15,000	534,750	Entergy Corp.	7,500	489,075
Medco Health Solutions, Inc.*	5,000	270,700	Check Point Software			Exelon Corp.	7,500	323,400
Mednax, Inc.*	410	26,777	Technologies Ltd.*	7,500	408,300
						ITC Holdings Corp.	620	46,909
Medtronic, Inc.	12,500	438,375	Cisco Systems, Inc.	40,000	627,200	NextEra Energy, Inc.	7,500	425,400
Merck & Co., Inc.	18,650	617,688	Citrix Systems, Inc.*	310	18,733			1,284,784
Mettler-Toledo Int'l., Inc.*	210	33,447	Dolby Laboratories, Inc.*	1,040	34,944	Total Domestic Common Stocks
Pfizer, Inc.	40,000	759,200	EMC Corp.*	17,500	395,325	(Cost $56,440,274)		61,026,651
Quality Systems, Inc.	410	37,728	F5 Networks, Inc.*	310	25,302	Domestic Exchange Traded Funds 0.2%
Resmed, Inc.*	1,450	44,907	FLIR Systems, Inc.	1,350	34,924	Financials 0.2%
Techne Corp.	730	52,903	Hewlett-Packard Co.	15,000	390,450	SPDR KBW Regional Banking
Varian Medical Systems, Inc.*	520	29,619	Informatica Corp.*	620	25,904	(Cost $399,654)*	18,900	416,934
			Intel Corp.	30,000	603,900	Foreign Exchange Traded Funds 0.2%
Zimmer Holdings, Inc.*	7,500	426,675
		8,814,759	Int'l. Business Machines Corp.	5,000	859,550	Financials 0.2%
Industrials 4.8%			Jack Henry & Associates, Inc.	930	27,193	iShares FTSE A50 China Index ETF
Ametek, Inc.	1,040	40,643	KLA-Tencor Corp.	15,000	550,200	(Cost $351,580)*	200,000	304,141
Babcock & Wilcox Co.*	5,000	115,150	Microchip Technology, Inc.	12,500	410,250	Foreign Stocks & ADR's 12.2%
Boeing Co.	10,000	668,600	Micros Systems, Inc.*	1,140	54,332	Australia 0.7%
Canadian National Railway Co.	10,000	738,000	Microsoft Corp.	30,000	798,000	BHP Billiton Ltd. ADR	6,000	511,020

The accompanying notes are an integral part of the financial statements.

Sentinel Conservative Strategies Fund
(Unaudited)						*	Non-income producing
		Space			Space	†	Cost for federal income tax purposes is $167,420,777. At
		Value			Value		August 31, 2011 unrealized appreciation for federal income
	Shares	(Note 2)		Shares	(Note 2)		tax purposes aggregated $5,002,318 of which $10,403,615
							related to appreciated securities and $5,401,297 related to
Newcrest Mining Ltd. *(f)	18,000	$ 774,506	Unilever NV (f)	12,000	$ 406,730		depreciated securities.
		1,285,526			1,375,626	(a)	Security exempt from registration under Rule 144A of the
Brazil 0.3%			Singapore 0.2%				Securities Act of 1933, as amended. These securities may
							be resold in transactions exempt from registration, normally
Petroleo Brasileiro SA ADR	17,000	493,850	Singapore Technologies				to qualified institutional buyers. At August 31, 2011, the
China 0.1%			Engineering Ltd. (f)	150,000	366,207		market value of rule 144A securities amounted to
Shandong Weigao Group			South Africa 0.1%				$1,100,793 or0.64% of net assets.
Medical Polymer Co Ltd. *(f)	160,000	200,883	MTN Group Ltd. *	11,600	238,625	(b)	ING Groep NV is currently fixed at 5.775%. On December
							8th, 2015 it converts to a variable rate that floats on the 8th
France 1.4%			South Korea 0.5%				of March, June, September, and December. The interest
Accor SA (f)	10,000	358,504	Hyundai Motor Co. *(f)	1,400	268,833		rate is based on the 3-month Libor rate plus 1.68%.

BNP Paribas SA (f)	7,500	385,773	Samsung Electronics			(c)	Step Up/Down.
Danone (f)	7,000	477,780	Co Ltd. (f)	900	632,019
					900,852	(d)	XL Capital Ltd. is currently fixed at 6.5%. On April 15th,
LVMH Moet Hennessy Louis							2017 it converts to a variable rate that floats on the 15th of
Vuitton SA *(f)	1,600	270,022	Spain 0.2%				January, April, July, and October. The interest rate is based
Total SA ADR	11,000	539,440	Telefonica SA ADR	20,000	417,000		on the 3-month Libor rate plus 2.4575%.
Veolia Environnement SA (f)	20,000	332,130	Switzerland 1.7%			(e)	Collateral strip rate bond whose interest is based on the
		2,363,649	ABB Ltd. (f)	21,000	447,872		weighted net interest rate of the collateral.
Germany 1.2%			Informa PLC (f)	80,000	458,520	(f)	Fair valued.

Bayerische Motoren			Nestle SA (f)	8,000	494,997	(g)	Return of capital paid during the fiscal period.
Werke AG (f)	1,800	145,631	Novartis AG ADR	10,000	584,600
E.ON AG (f)	10,000	218,382				ADR	-	American Depositary Receipt
			Roche Holding AG (f)	5,000	874,320	SPDR	-	Standard & Poor's Depository Receipts
Fresenius SE & Co KGaA (f)	7,500	774,865			2,860,309
MAN SE (f)	4,000	361,014	Taiwan 0.2%
SAP AG ADR	9,500	517,845	Chunghwa Telecom Co Ltd.
		2,017,737	ADR	12,000	417,240
Hong Kong 0.7%			United Kingdom 1.4%
Cheung Kong			Barclays PLC (f)	55,000	151,966
Holdings Ltd. *(f)	50,000	704,704	BG Group PLC (f)	32,000	690,101
GOME Electrical Appliances
Holding Ltd. *(f)	200,000	86,750	HSBC Holdings PLC (f)	56,000	487,551
Shanghai Industrial Holdings			Shire Ltd. ADR	310	30,101
Ltd. *(f)	120,000	397,018	Standard Chartered PLC (f)	15,000	340,764
		1,188,472	Vodafone Group PLC ADR	24,000	632,160
Ireland 0.3%					2,332,643
WPP PLC *(f)	50,000	521,627	Total Foreign Stocks & ADR's
			(Cost $21,322,940)		21,120,623
Israel 0.3%			Real Estate Investment Trusts 0.0%
NICE Systems Ltd. ADR*	1,560	48,688	Financials 0.0%
Teva Pharmaceutical
Industries Ltd. ADR	10,000	413,600	Corporate Office Properties
		462,288	Trust (g)	20	536
			Home Properties, Inc. (g)	310	20,730
Japan 1.9%			Total Real Estate Investment Trusts
FANUC Corp. *(f)	5,000	832,267	(Cost $17,920)		21,266
Kansai Paint Co Ltd. *(f)	20,000	184,965	Institutional Money Market Funds 4.1%
Komatsu Ltd. *(f)	9,000	240,055	State Street Institutional US Government
Mitsubishi Corp. *(f)	22,000	529,359	Money Market Fund
			(Cost $7,110,432)	7,110,432	7,110,432
Mitsubishi Estate Co Ltd. *(f)	25,000	412,773	Total Investments 99.6%
Nidec Corp. *(f)	5,000	437,801	(Cost $167,420,777)†		172,423,095
Toray Industries, Inc. *(f)	22,000	167,275
Unicharm Corp. *(f)	10,001	475,170	Other Assets in Excess of
		3,279,665	Liabilities 0.4%		671,347

Malaysia 0.2%			Net Assets 100.0%		$ 173,094,442
Genting Bhd *(f)	125,000	398,424
Netherlands 0.8%			.
ING Groep NV *(f)	50,000	433,868
Royal Dutch Shell PLC (f)	16,000	535,028

The accompanying notes are an integral part of the financial statements.

Sentinel Georgia Municipal Fund
(Unaudited)

Fund Profile
at August 31, 2011
Top 10 Holdings*
		Maturity	Percent of			Maturity	Percent of
Description	Coupon	Date	Net Assets	Description	Coupon	Date	Net Assets
Gwinnett County School District	5.00%	02/01/24	13.5%	Georgia State Road & Tollway Auth.	5.00%	06/01/18	5.3%
Columbia County, GA	5.00%	04/01/17	6.6%	Municipal Electric Auth. of Georgia	5.25%	01/01/19	5.2%
Houston County Hospital Auth.	5.25%	10/01/16	5.5%	Paulding County School District, GA	5.00%	02/01/21	5.1%
State of Georgia	5.00%	12/01/19	5.4%	Paulding County, GA	5.00%	02/01/21	5.0%
County of Forsyth, GA	5.00%	03/01/22	5.4%	County of Gilmer, GA	5.00%	04/01/20	4.9%
				Total of Net Assets			61.9%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at August 31, 2011 (Unaudited)

Principal				Principal
Amount		Value		Amount	Value
(M=$1,000)		(Note 2)		(M=$1,000)	(Note 2)

Municipal Bonds 93.5%			Total Municipal Bonds
Georgia 93.5%			(Cost $19,617,781)		21,154,331
Chatham County School District					Space
5.25%, 08/01/14	750 M	$ 850,440			Value
City of Columbus, GA				Shares	(Note 2)
5%, 05/01/20	750 M	861,255	Institutional Money Market Funds 6.6%
Cobb County Hospital Auth.			BlackRock Liquidity Funds
5.25%, 04/01/15	450 M	486,103	MuniFund Portfolio	1,000,000	$ 1,000,000
Cobb County Kennestone Hospital Auth.			State Street Institutional US
5.25%, 04/01/20	500 M	575,070	Government Money Market
5.25%, 04/01/21	500 M	567,060	Fund	497,906	497,906
Cobb-Marietta Coliseum & Exhibit Hall			(Cost $1,497,906)		1,497,906
5%, 01/01/15	1,000 M	1,092,440	Total Investments 100.1%
Columbia County, GA			(Cost $21,115,687)†		22,652,237
5%, 04/01/17	1,250 M	1,493,237
Commerce School District			Excess of Liabilities Over
5%, 08/01/21	250 M	291,055	Other Assets (0.1)%		(18,119)
County of Forsyth, GA
5%, 03/01/22	1,045 M	1,225,472	Net Assets 100.0%		$ 22,634,118
County of Gilmer, GA
5%, 04/01/20	1,000 M	1,114,890
			† Cost for federal income tax purposes is $21,115,687. At
De Kalb County, GA			August 31, 2011 unrealized appreciation for federal income
5%, 12/01/15	1,000 M	1,099,440	tax purposes aggregated $1,536,550 of which $1,536,550
Georgia State Road & Tollway Auth.			related to appreciated securities and $– related to
5%, 06/01/18	1,000 M	1,201,420	depreciated securities.
Gwinnett County School District
5%, 02/01/24	2,500 M	3,049,400
Houston County Hospital Auth.
5.25%, 10/01/16	1,100 M	1,245,409
Jackson County School District, GA
5%, 03/01/16	500 M	562,855
Municipal Electric Auth. of Georgia
5.25%, 01/01/19	1,000 M	1,173,370
Newton County School District, GA
5%, 02/01/15	700 M	750,925
Paulding County School District, GA
5%, 02/01/21	1,000 M	1,154,080
Paulding County, GA
5%, 02/01/21	1,000 M	1,134,790
State of Georgia
5%, 12/01/19	1,000 M	1,225,620

	The accompanying notes are an integral part of the financial statements.

Sentinel Government Securities Fund
(Unaudited)
Fund Profile
at August 31, 2011
Average Effective Duration
			Percent of				Percent of
Duration		Fixed Income Holdings		Duration		Fixed Income Holdings
Less than 1 yr.			0.8%	4 yrs. to 5.99 yrs.			33.7%
1 yr. to 2.99 yrs.			37.8%	6 yrs. to 7.99 yrs.			0.0%
3 yrs. to 3.99 yrs.			27.8%	8 yrs. and over			0.0%
Average Effective Duration (for all Fixed Income Holdings) 3.3 years**
Top 10 Holdings*
		Maturity	Percent of			Maturity	Percent of
Description	Coupon	Date	Net Assets	Description	Coupon	Date	Net Assets
FNMA AI7783	4.50%	07/01/41	7.7%	FNMA MA0119	4.00%	07/01/39	5.2%
FNMA 735676	5.00%	07/01/35	6.8%	FGLMC A86314	4.00%	05/01/39	5.1%
FNMA 745275	5.00%	02/01/36	6.7%	FNMA 735997	5.50%	11/01/35	4.9%
FNMA 254793	5.00%	07/01/33	5.8%	FGLMC G08338	4.00%	03/01/39	4.4%
FNMA 555743	5.00%	09/01/33	5.3%	FNMA 983495	5.00%	08/01/33	4.4%
				Total of Net Assets			56.3%

"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at August 31, 2011 (Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)

U.S. Government Obligations 99.2%			Federal National Mortgage			FNMA 738887
U.S. Government Agency			Association 74.1%			5.5%, 10/01/33	459 M	$ 505,448
Obligations 99.2%			Collateralized Mortgage Obligations:			FNMA 748895
Federal Home Loan Mortgage			FNR 09-15 AC			6%, 12/01/33	344 M	383,283
Corporation 25.0%			5.5%, 03/25/29	24,000 M	$ 26,944,469	FNMA 735288
Mortgage-Backed Securities:			FNR 03-32 BZ			5%, 03/01/35	17,934 M	19,412,679
			6%, 11/25/32	1,285 M	1,459,380	FNMA 735591
30-Year:					28,403,849	5%, 06/01/35	28,040 M	30,351,755
FHLMC 170141			Mortgage-Backed Securities:			FNMA 735676
11%, 09/01/15	197	$ 218				5%, 07/01/35	44,410 M	48,071,264
FHLMC 170147			20-Year:			FNMA 891386
11%, 11/01/15	628	723	FNMA 252206			5.5%, 10/01/35	15,795 M	17,387,397
FHLMC 360017			6%, 01/01/19	19 M	20,345	FNMA 735997
11%, 11/01/17	247	290	FNMA 758564			5.5%, 11/01/35	31,700 M	34,896,364
FHLMC A86605			6%, 09/01/24	322 M	357,560	FNMA 745275
5.5%, 12/01/35	11,589 M	12,734,460			377,905	5%, 02/01/36	43,845 M	47,432,988
FGLMC G06205			25-Year:			FNMA 745336
5%, 12/01/36	11,659 M	12,599,397	FNMA 251808			5%, 03/01/36	3,039 M	3,287,430
FHLMC A64971			10%, 04/01/18	15 M	14,987	FNMA 881279
5.5%, 08/01/37	53 M	58,220	FNMA 735703			5%, 11/01/36	2,248 M	2,449,709
FGLMC G08338			5%, 04/01/29	20,035 M	21,811,792	FNMA 903818
4%, 03/01/39	30,414 M	31,607,112			21,826,779	6%, 12/01/36	13,785 M	15,323,911
FGLMC A86314			30-Year:			FNMA 931292
4%, 05/01/39	34,663 M	36,023,089	FNMA 426830			5.5%, 06/01/39	9,003 M	10,055,300
FGLMC G06406			8%, 11/01/24	24 M	28,774	FNMA MA0119
4.5%, 02/01/41	26,074 M	27,575,008	FNMA 555421			4%, 07/01/39	35,713 M	37,100,272
FGLMC Q01842			5%, 05/01/33	9,705 M	10,511,479	FNMA 931533
4.5%, 06/01/41	19,665 M	20,874,417	FNMA 254793			4.5%, 07/01/39	7,779 M	8,450,294
FGLMC Q02402			5%, 07/01/33	38,203 M	41,376,302	FNMA 931535
4.5%, 07/01/41	12,260 M	13,013,520	FNMA 983495			5.5%, 07/01/39	5,917 M	6,609,266
FGLMC Q02507			5%, 08/01/33	28,808 M	31,209,934	FNMA AI7783
4.5%, 08/01/41	21,745 M	23,082,159	FNMA 555743			4.5%, 07/01/41	51,759 M	54,997,713
Total Federal Home Loan Mortgage			5%, 09/01/33	34,576 M	37,448,383
Corporation		177,568,613

The accompanying notes are an integral part of the financial statements.

Sentinel Government Securities Fund
(Unaudited)

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
FNMA AI8448
4.5%, 08/01/41	17,972 M	$ 19,096,192
		476,386,137
Total Federal National
Mortgage Association		526,994,670
Government National Mortgage
Corporation 0.1%
Mortgage-Backed Securities:
20-Year:
GNMA 623177
6.5%, 08/15/23	113 M	128,851
25-Year:
GNMA 608728
6.5%, 11/15/25	121 M	139,440
30-Year:
GNMA 506805
6.5%, 06/15/29	193 M	223,310
Total Government National Mortgage
Corporation		491,601
Total U.S. Government Obligations
(Cost $694,494,763)		705,054,884

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)

Corporate Short-term Notes 1.4%
United Parcel Service
0.001%, 09/02/11
(Cost $10,000,000)	10,000 M	10,000,000

		Space
		Value
	Shares	(Note 2)

Institutional Money Market Funds 1.2%
State Street Institutional US Government
Money Market Fund
(Cost $8,759,202)	8,759,202	8,759,202
Total Investments 101.8%
(Cost $713,253,965)†		723,814,086

Excess of Liabilities Over
Other Assets (1.8)%		(12,584,260)

Net Assets 100.0%		$ 711,229,826

† Cost for federal income tax purposes is $713,253,965. At
August 31, 2011 unrealized appreciation for federal income
tax purposes aggregated $10,560,121 of which $10,561,102
related to appreciated securities and $981 related to
depreciated securities.

The accompanying notes are an integral part of the financial statements.

Sentinel Growth Leaders Fund
(Unaudited)
Fund Profile
at August 31, 2011
Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	22.1%	Consumer Discretionary	11.9%
Industrials	17.2%	Financials	6.4%
Energy	15.0%	Consumer Staples	5.8%
Materials	14.3%	Health Care	3.0%
Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
Int'l. Business Machines Corp.	5.3%	Dollar Tree, Inc.	4.4%
Apple, Inc.	4.7%	Schlumberger Ltd.	4.3%
McDonald's Corp.	4.7%	BlackRock, Inc.	4.0%
Praxair, Inc.	4.5%	BE Aerospace, Inc.	3.8%
SPDR Gold Trust	4.6%	Corn Products Int'l., Inc.	3.6%
		Total of Net Assets	43.9%
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at August 31, 2011 (Unaudited)
		Space			Space			Principal
		Value			Value			Amount	Value
	Shares	(Note 2)		Shares	(Note 2)			(M=$1,000)	(Note 2)
Domestic Common Stocks 88.5%			Apple, Inc.*	4,000	$ 1,539,320	Total Investments 100.0%
						(Cost $26,658,495)†			$ 32,599,915
Consumer Discretionary 11.9%			Avago Technologies Ltd.	10,000	331,100
Dollar Tree, Inc.*	20,000	$ 1,428,400	Intel Corp.	50,000	1,006,500	Other Assets in Excess of
McDonald's Corp.	17,000	1,537,820	Int'l. Business Machines Corp.	10,000	1,719,100	Liabilities 0.0%			5,214
Yum! Brands, Inc.	17,000	924,290	Linear Technology Corp.	20,000	572,600
		3,890,510	Visa, Inc.	11,000	966,680	Net Assets 100.0%			$ 32,605,129
Consumer Staples 5.8%					7,214,900
Corn Products Int'l., Inc.	25,000	1,169,000	Materials 7.1%
Walgreen Co.	20,000	704,200	Freeport-McMoRan Copper &			*	Non-income producing.
		1,873,200	Gold, Inc.	18,000	848,520	†	Cost for federal income tax purposes is $26,658,495. At
Energy 15.0%			Praxair, Inc.	15,000	1,477,349		August 31, 2011 unrealized appreciation for federal income
					2,325,869		tax purposes aggregated $5,941,420 of which $7,371,523
McDermott Int'l., Inc.*	35,000	503,650					related to appreciated securities and $1,430,103 related to
			Total Domestic Common Stocks				depreciated securities.
Occidental Petroleum Corp.	10,000	867,400	(Cost $24,221,992)		28,854,429
Peabody Energy Corp.	20,000	976,000	Domestic Exchange Traded Funds 4.6%			ADR	-	American Depositary Receipt
						SPDR	-	Standard & Poor's Depository Receipts
Schlumberger Ltd.	18,000	1,406,160	Materials 4.6%
Suncor Energy, Inc.	35,000	1,116,500	SPDR Gold Trust*
		4,869,710	(Cost $602,106)	8,300	1,474,495
Financials 6.4%			Foreign Stocks & ADR's 2.6%
BlackRock, Inc.	8,000	1,318,000	Australia 2.6%
Royal Bank of Canada	15,000	766,500	BHP Billiton Ltd. ADR
		2,084,500	(Cost $415,106)	10,000	851,700
Health Care 3.0%			Institutional Money Market Funds 2.8%
Stryker Corp.	20,000	976,800	State Street Institutional US Government
Industrials 17.2%			Money Market Fund
			(Cost $919,294)	919,294	919,294
3M Co.	4,000	331,920
BE Aerospace, Inc.*	36,000	1,253,880		Principal
				Amount	Value
Emerson Electric Co.	20,000	931,000		(M=$1,000)	(Note 2)
Illinois Tool Works, Inc.	23,000	1,070,420	Corporate Short-term Notes 1.5%
Norfolk Southern Corp.	17,000	1,150,560	Chevron Texaco Funding Corp
Parker Hannifin Corp.	12,000	881,160	0.04%, 09/07/11
		5,618,940	(Cost $499,997)	500 M	499,997
Information Technology 22.1%
ANSYS, Inc.*	20,000	1,079,600

The accompanying notes are an integral part of the financial statements.

Sentinel International Equity Fund
(Unaudited)
Fund Profile
at August 31, 2011
Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
	23.2%	Materials	8.5%
Financials	13.4%	Energy	8.1%
Industrials	12.0%	Consumer Staples	6.6%
Health Care	8.7%	Telecommunication Services	3.5%
Consumer Discretionary	8.6%	Information Technology	2.9%
		Utilities	1.6%

Top Geographical Weightings
Country	Percent of Net Assets	Country	Percent of Net Assets
United Kingdom	12.3%	Hong Kong	5.5%
Japan	11.8%	Australia	4.7%
France	11.1%	Netherlands	3.7%
Switzerland	10.0%	United States	3.2%
Germany	8.9%	South Korea	3.0%
Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
Newcrest Mining Ltd.	3.0%	BG Group PLC	2.4%
Roche Holding AG	2.7%	Fresenius SE & Co KGaA	2.4%
FANUC Corp.	2.7%	Danone	1.9%
Vodafone Group PLC	2.5%	Samsung Electronics Co Ltd.	1.9%
Cheung Kong Holdings Ltd.	2.5%	Nestle SA	1.8%
		Total of Net Assets	23.8%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at August 31, 2011 (Unaudited)
		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Domestic Common Stocks 2.9%			China 2.0%			Bayerische Motoren Werke
Energy 1.5%			Shandong Weigao Group			AG (a)	12,000	$ 970,871
Cameco Corp.	100,000	$ 2,324,000	Medical Polymer Co Ltd. *(a)	1,020,000	$ 1,280,632	E.ON AG (a)	40,000	873,530
Materials 1.4%			Want Want China Holdings			Fresenius SE & Co KGaA (a)	35,000	3,616,036
Potash Corp. of			Ltd. (a)	2,000,000	1,662,482	MAN SE (a)	22,000	1,985,579
Saskatchewan, Inc.	35,000	2,029,300			2,943,114
Total Domestic Common Stocks						SAP AG (a)	40,000	2,181,374
(Cost $3,988,867)		4,353,300	Denmark 1.4%			Siemens AG (a)	20,000	2,057,361
Domestic Exchange Traded Funds 1.8%			Novo Nordisk A/S ADR	20,000	2,133,200			13,196,646
Materials 1.8%			Finland 0.9%			Hong Kong 4.0%
SPDR Gold Trust*			Fortum Oyj (a)	50,000	1,343,733
(Cost $1,763,190)	15,000	2,664,750	France 11.1%			Cheung Kong Holdings Ltd.(a)	265,000	3,734,934
Foreign Exchange Traded Funds 1.5%			Accor SA (a)	60,000	2,151,021	GOME Electrical Appliances
						Holding Ltd. *(a)	1,200,000	520,497
Financials 1.5%			Air Liquide SA (a)	12,000	1,558,511
iShares FTSE A50 China			AXA SA (a)	86,666	1,391,003	Shanghai Industrial HoldingsLtd. (a)	500,000	1,654,241
Index ETF			BNP Paribas SA (a)	34,000	1,748,839			5,909,672
(Cost $2,566,124)	1,500,000	2,281,061	Bouygues SA (a)	48,000	1,840,042	India 1.5%
Foreign Stocks & ADR's 90.9%			Danone (a)	42,000	2,866,679	ICICI Bank Ltd. ADR	55,000	2,164,800
Australia 4.7%			LVMH Moet Hennessy Louis			Ireland 1.5%
BHP Billiton Ltd. (a)	60,000	2,552,743	Vuitton SA (a)	8,500	1,434,492
Newcrest Mining Ltd. (a)	105,000	4,517,955	Total SA ADR	45,000	2,206,800	WPP PLC (a)	220,000	2,295,158
		7,070,698				Israel 2.3%
Brazil 2.3%			Veolia Environnement SA (a)	85,000	1,411,552	NICE Systems Ltd. ADR*	50,000	1,560,500
Petroleo Brasileiro SA ADR	71,000	2,062,550			16,608,939	Teva Pharmaceutical
			Germany 8.9%			Industries Ltd. ADR	45,000	1,861,200
Vale SA ADR	50,000	1,412,000						3,421,700
		3,474,550	Allianz SE ADR	147,000	1,511,895

The accompanying notes are an integral part of the financial statements.

Sentinel International Equity Fund
(Unaudited)

Space	Space
Value	Value
Shares	(Note 2)	Shares	(Note 2)
Italy 1.6%	BG Group PLC (a)	168,000	$ 3,623,031
Saipem SpA (a)	51,815	$ 2,321,677	Diageo PLC (a)	119,300	2,397,116
Japan 11.8%	HSBC Holdings PLC (a)	264,408	2,302,008
Canon Inc (a)(b)	40,000	1,887,538	Johnson Matthey PLC (a)	57,000	1,575,012
FANUC Corp. (a)	24,000	3,994,879	Standard Chartered PLC (a)	90,000	2,044,585
Kansai Paint Co Ltd. (a)	100,000	924,826	Tesco PLC (a)	255,817	1,572,402
Komatsu Ltd. (a)	55,000	1,467,004	Vodafone Group PLC (a)	1,450,000	3,805,169
Mitsubishi Corp. (a)	100,000	2,406,178	18,396,895
Total Foreign Stocks & ADR's
Mitsubishi Estate Co Ltd. (a)	110,000	1,816,202	(Cost $118,881,156)	135,562,373
Nidec Corp. (a)	20,000	1,751,202	Institutional Money Market Funds 1.4%
Toray Industries, Inc. (a)	150,000	1,140,511	State Street Institutional US Government
Unicharm Corp. (a)	45,000	2,138,051	Money Market Fund
17,526,391	(Cost $2,021,402)	2,021,402	2,021,402
Malaysia 1.3%	Principal
Genting Bhd (a)	600,000	1,912,436	Amount	Value
(M=$1,000)	(Note 2)
Netherlands 3.7%
ING Groep NV *(a)	160,000	1,388,379	Corporate Short-term Notes 1.7%
Royal Dutch Shell PLC (a)	57,000	1,906,038	Chevron Texaco Funding Corp
0.04%, 09/07/11
Unilever NV (a)	67,000	2,270,907	(Cost $2,499,983)	2,500 M	2,499,983
5,565,324	Total Investments 100.2%
Singapore 1.9%	(Cost $131,720,722)†	149,382,869
Singapore Technologies
Engineering Ltd. (a)	800,000	1,953,105	Excess of Liabilities Over
Wilmar Int'l. Ltd (a)	200,000	879,097	Other Assets (0.2)%	(349,922)
2,832,202
South Africa 1.0%	Net Assets 100.0%	$ 149,032,947
MTN Group Ltd. (a)	72,500	1,491,409
South Korea 3.0%	*	Non-income producing.
Hyundai Motor Co. (a)	8,800	1,689,807
†	Cost for federal income tax purposes is $131,720,722. At
August 31, 2011 unrealized appreciation for federal income
Samsung Electronics Co Ltd. (a)	4,000	2,808,975	tax purposes aggregated $17,662,147 of which $31,477,017
4,498,782	related to appreciated securities and $13,814,870 related to
Spain 2.2%	depreciated securities.
Inditex SA (a)	20,000	1,699,717	(a)	Fair valued.
Telefonica SA ADR	78,000	1,626,300	ADR	-	American Depositary Receipt
3,326,017	SPDR	-	Standard & Poor's Depository Receipts
Switzerland 10.0%
ABB Ltd. (a)	125,000	2,665,907
Credit Suisse Group (a)	30,000	860,272
Informa PLC (a)	315,000	1,805,420
Nestle SA (a)	45,000	2,784,357
Novartis AG (a)	20,000	1,166,980
Roche Holding AG (a)	23,000	4,021,872
Swatch Group AG (a)	3,500	1,592,323
14,897,131
Taiwan 1.5%
Chunghwa Telecom Co Ltd.
ADR	60,000	2,086,200
Hon Hai Precision Industry
Co Ltd. (a)	57,174	145,699
2,231,899
United Kingdom 12.3%
Barclays PLC (a)	390,000	1,077,572

The accompanying notes are an integral part of the financial statements

Sentinel Mid Cap Value Fund
(Unaudited)
Fund Profile
at August 31, 2011
Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Financials	15.1%	Energy	8.2%
Industrials	12.7%	Materials	6.5%
Information Technology	11.2%	Health Care	5.6%
Utilities	10.4%	Consumer Discretionary	4.4%
Consumer Staples	9.2%	Telecommunication Services	3.5%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
Waste Connections, Inc.	5.7%	Willis Group Holdings PLC	4.1%
Arch Capital Group Ltd.	5.6%	Fidelity National Information Services, Inc.	2.9%
NeuStar, Inc.	4.3%	Compass Minerals Int'l. Inc	2.9%
Laboratory Corp of America Holdings	4.3%	Wisconsin Energy Corp.	2.5%
Golar LNG Ltd.	4.2%	Sensata Technologies Holding NV	2.4%
		Total of Net Assets	38.9%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at August 31, 2011 (Unaudited)
		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Domestic Common Stocks 83.5%						Utilities 10.4%
			Laboratory Corp of America Holdings*	64,350	$ 5,375,156
Consumer Discretionary 4.4%					6,992,156
Cablevision Systems Corp.	104,000	$ 1,878,240				American Water Works Co., Inc.	45,000	$ 1,340,100
Jarden Corp.	72,450	2,103,948	Industrials 10.9%			CenterPoint Energy, Inc.	79,300	1,586,793
Visteon Corp/New*	30,000	1,532,400	KAR Auction Services, Inc.*	130,000	1,907,100	Great Plains Energy, Inc.	100,500	1,964,775
		5,514,588	Sensata Technologies Holding NV*	91,650	2,973,126	National Fuel Gas Co.	15,500	950,925
Consumer Staples 9.2%			Steelcase, Inc.	200,000	1,656,000	NV Energy, Inc.	183,000	2,730,360
Clorox Co.	15,000	1,045,500				Sempra Energy	25,300	1,328,756
			Waste Connections, Inc.	203,550	7,040,794	Wisconsin Energy Corp.	98,000	3,100,720
Dr Pepper Snapple Group, Inc.	56,450	2,172,196			13,577,020			13,002,429
			Information Technology 11.2%			Total Domestic Common Stocks
JM Smucker Co.	22,000	1,585,980	Akamai Technologies, Inc.*	27,600	605,544	(Cost $82,511,575)		104,434,194
Ralcorp Holdings, Inc.*	18,523	1,603,536	Arris Group, Inc.*	250,000	2,730,000	Domestic Exchange Traded Funds 1.5%
Reynolds American, Inc.	65,494	2,460,610				Financials 1.5%
Sara Lee Corp.	144,600	2,608,584	Fidelity National Information Services, Inc.	128,498	3,621,074
		11,476,406	Microchip Technology, Inc.	31,187	1,023,557	iShares Russell Midcap Index Fund*	9,875	966,170
Energy 8.2%			Monster Worldwide, Inc.*	70,000	660,800
EQT Corp.	27,500	1,645,050				SPDR S&P MidCap 400 ETF Trust*	6,050	962,978
			NeuStar, Inc.*	217,300	5,432,500	Total Domestic Exchange Traded Funds
Golar LNG Ltd.	159,477	5,261,146			14,073,475	(Cost $2,147,234)		1,929,148
Gulfmark Offshore, Inc.*	12,300	485,973	Materials 6.5%			Foreign Stocks & ADR's 1.8%
Southwestern Energy Co.*	30,000	1,138,500	Compass Minerals Int'l. Inc.	47,185	3,567,658	Singapore 1.8%
Williams Cos., Inc.	62,900	1,697,671	Int'l. Paper Co.	35,688	968,929	Keppel Corp. Ltd. ADR
		10,228,340	Scotts Miracle-Gro Co.	22,500	1,092,600	(Cost $739,835)	150,140	2,300,145
Financials 13.6%			Silgan Holdings, Inc.	47,650	1,807,365	Institutional Money Market Funds 8.2%
Alterra Capital Holdings Ltd.	100,000	2,040,000	Temple-Inland, Inc.	26,825	649,165	State Street Institutional US Government
Arch Capital Group Ltd.*	206,575	6,957,446			8,085,717	Money Market Fund
Hancock Holding Co.	44,000	1,374,120	Telecommunication Services 3.5%			(Cost $10,267,456)	10,267,456	10,267,456
Tower Group, Inc.	64,000	1,536,640	Cellcom Israel Ltd.	54,000	1,199,340
Willis Group Holdings PLC	131,450	5,143,638	CenturyLink, Inc.	63,250	2,286,487
		17,051,844	Sprint Nextel Corp.*	251,700	946,392
Health Care 5.6%					4,432,219
Hospira, Inc.*	35,000	1,617,000

			The accompanying notes are an integral part of the financial statements.

Sentinel Mid Cap Value Fund
(Unaudited)
Space
Value
Contracts	(Note 2)
Purchased Option 0.1%
Energy 0.1%
Golar LNG Ltd., Put expiring
December 17, 2011 at 30
(Cost $137,884)	362	$ 119,460

Principal
Amount	Value
(M=$1,000)	(Note 2)
Corporate Short-term Notes 3.2%
United Parcel Service
0.005%, 09/06/11
(Cost $3,999,997)	4,000 M	3,999,997

U.S. Government Obligations 2.4%
Federal Home Loan Mortgage Corporation 1.8%
Agency Discount Notes:
0.01%, 09/16/11	2,250 M	2,249,990
Federal National Mortgage Association 0.6%
Agency Discount Notes:
0.005%, 09/28/11	700 M	699,997
Total U.S. Government
Obligations
(Cost $2,949,987)	2,949,987
Total Investments 100.7%
(Cost $102,753,968)†	126,000,387

Excess of Liabilities Over
Other Assets (0.7)%	(903,081)

Net Assets 100.0%	$ 125,097,306

*	Non-income producing.

†	Cost for federal income tax purposes is $102,753,968. At
August 31, 2011 unrealized appreciation for federal income
tax purposes aggregated $23,246,419 of which $24,192,227
related to appreciated securities and $945,808 related to
depreciated securities.

ADR	-	American Depositary Receipt
SPDR	-	Standard & Poor's Depository Receipts

The accompanying notes are an integral part of the financial statements.

Sentinel Mid Cap Fund
(Unaudited)
Fund Profile
at August 31, 2011
Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	19.7%	Energy	7.8%
Industrials	16.4%	Consumer Staples	4.8%
Consumer Discretionary	15.2%	Materials	4.1%
Health Care	13.9%	Telecommunication Services	1.3%
Financials	10.7%	Utilities	1.2%
Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
Open Text Corp.	1.9%	Church & Dwight Co., Inc.	1.5%
ANSYS, Inc.	1.7%	Micros Systems, Inc.	1.4%
Ecolab, Inc.	1.7%	Waste Connections, Inc.	1.4%
LKQ Corp.	1.6%	Nu Skin Enterprises, Inc.	1.4%
HCC Insurance Holdings, Inc.	1.6%	NICE Systems Ltd.	1.4%
		Total of Net Assets	15.6%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at August 31, 2011 (Unaudited)
		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Domestic Common Stocks 92.3%			Range Resources Corp.	14,030	$ 908,583	Life Technologies Corp.*	18,790	$ 789,180
Consumer Discretionary 15.2%			Superior Energy Services, Inc.*	34,240	1,209,357	Masimo Corp.	19,330	476,871
Ascena Retail Group, Inc.*	38,440	$ 1,092,465	Tidewater, Inc.	18,925	1,014,380	Mednax, Inc.*	12,150	793,517
Darden Restaurants, Inc.	23,250	1,118,325	Weatherford Int'l. Ltd.*	41,990	719,288	Mettler-Toledo Int'l., Inc.*	4,560	726,271
Dick's Sporting Goods, Inc.*	28,520	1,001,908			7,447,013	Quality Systems, Inc.	9,760	898,115
Dollar Tree, Inc.*	15,440	1,102,725	Financials 10.1%			Resmed, Inc.*	38,340	1,187,390
Gentex Corp.	36,020	934,539	Affiliated Managers Group, Inc.*	7,300	636,268	Techne Corp.	18,230	1,321,128
Gildan Activewear, Inc.	28,370	767,125	City National Corp/CA	21,420	961,544	Varian Medical Systems, Inc.*	14,500	825,920
Guess? Inc	22,700	774,297	East West Bancorp, Inc.	53,590	894,417			12,526,013
Hanesbrands, Inc.*	19,151	546,953	Endurance Specialty Holdings Ltd.	22,630	818,301	Industrials 16.4%
Jarden Corp.	20,490	595,030	Everest Re Group Ltd	6,090	491,463	Ametek, Inc.	26,840	1,048,907
LKQ Corp.*	61,390	1,571,584	HCC Insurance Holdings, Inc.	52,740	1,542,117	CH Robinson Worldwide, Inc.	9,030	636,615
Morningstar, Inc.	15,700	936,662	MSCI, Inc.*	14,970	517,513	Cintas Corp.	26,140	835,957
O'Reilly Automotive, Inc.*	12,630	819,434				Copart, Inc.*	26,580	1,144,003
PVH Corp.	15,140	1,009,232	New York Community Bancorp Inc	53,683	687,679	Donaldson Co., Inc.	16,400	967,272
Texas Roadhouse, Inc.	39,630	566,709	Northern Trust Corp.	12,930	496,900	Flowserve Corp.	11,230	1,059,438
Tractor Supply Co.	14,490	889,251	Raymond James Financial, Inc.	22,910	643,313	Gardner Denver, Inc.	7,500	590,925
VF Corp.	4,490	525,599	Willis Group Holdings PLC	13,000	508,690	IDEX Corp.	25,500	948,090
WMS Industries, Inc.*	14,720	321,190	WR Berkley Corp.	32,910	1,016,590	IHS, Inc.*	12,780	991,600
		14,573,028	Zions Bancorporation	27,130	473,147	Jacobs Engineering Group, Inc.*	21,930	816,673
Consumer Staples 4.8%					9,687,942
Church & Dwight Co., Inc.	34,240	1,490,809	Health Care 13.1%			JB Hunt Transport Services, Inc.	19,460	782,098
Flowers Foods, Inc.	65,580	1,249,299	Bio-Rad Laboratories, Inc.*	6,640	666,258	Joy Global, Inc.	9,310	776,920
Nu Skin Enterprises, Inc.	31,300	1,323,677	Catalyst Health Solutions, Inc.*	12,120	651,086	MSC Industrial Direct Co.	14,030	865,230
Ralcorp Holdings, Inc.*	6,440	557,511	Dentsply Int'l., Inc.	23,580	830,016	Quanta Services, Inc.*	48,140	923,807
		4,621,296				Roper Industries, Inc.	13,940	1,072,683
Energy 7.8%			Endo Pharmaceuticals Holdings, Inc.*	25,300	807,323	Stericycle, Inc.*	9,630	844,647
Core Laboratories NV	11,060	1,234,075	Gen-Probe, Inc.*	7,100	425,787	Waste Connections, Inc.	39,850	1,378,412
Dril-Quip, Inc.*	7,270	470,369	Henry Schein, Inc.*	11,120	732,919			15,683,277
Newfield Exploration Co.*	18,560	947,488	IDEXX Laboratories, Inc.*	10,410	830,510	Information Technology 18.3%
Plains Exploration & Production Co.*	32,080	943,473	Illumina, Inc.*	10,820	563,722	Altera Corp.	13,280	483,259

The accompanying notes are an integral part of the financial statements.

Sentinel Mid Cap Fund
(Unaudited)

		Space		Principal
		Value		Amount	Value
	Shares	(Note 2)		(M=$1,000)	(Note 2)
Amdocs Ltd.*	10,785	$ 296,264	Corporate Short-term Notes 2.6%
ANSYS, Inc.*	30,020	1,620,480	Chevron Texaco Funding Corp.
Citrix Systems, Inc.*	7,760	468,937	0.02%, 09/06/11	1,500 M	$ 1,499,996
			0.041%, 09/09/11	1,000 M	999,991
Dolby Laboratories, Inc.*	36,470	1,225,392
			Total Corporate Short-term Notes
F5 Networks, Inc.*	8,420	687,240	(Cost $2,499,987)		2,499,987
FLIR Systems, Inc.	36,080	933,390	Total Investments 99.8%
Informatica Corp.*	17,100	714,438	(Cost $77,691,921)†		95,731,779
Jack Henry & Associates, Inc.	25,130	734,801	Other Assets in Excess of
Microchip Technology, Inc.	14,960	490,987	Liabilities 0.2%		183,317
Micros Systems, Inc.*	29,380	1,400,251
NeuStar, Inc.*	22,620	565,500	Net Assets 100.0%	$ 95,915,096
Nuance Communications, Inc.*	40,355	748,989
Open Text Corp.*	31,400	1,852,600	* Non-income producing.
Plantronics, Inc.	35,070	1,123,994	†	Cost for federal income tax purposes is $77,691,921. At
			August 31, 2011 unrealized appreciation for federal income
Polycom, Inc.*	42,750	1,017,450	tax purposes aggregated $18,039,858 of which $21,204,690
Power Integrations, Inc.	29,430	945,880	related to appreciated securities and $3,164,832 related to
			depreciated securities.
Riverbed Technology, Inc.*	28,990	718,372	(a)	Return of capital paid during the fiscal period.
Semtech Corp.*	37,880	807,980	ADR - American Depositary Receipt
Trimble Navigation Ltd.*	20,550	763,227
		17,599,431
Materials 4.1%
AptarGroup, Inc.	25,550	1,289,764
Ecolab, Inc.	29,900	1,602,640
Rockwood Holdings, Inc.*	6,400	326,400
Steel Dynamics, Inc.	59,850	761,890
		3,980,694
Telecommunication Services 1.3%
American Tower Corp.*	15,000	807,900
tw telecom, Inc.*	23,390	451,193
		1,259,093
Utilities 1.2%
ITC Holdings Corp.	15,800	1,195,428
Total Domestic Common Stocks
(Cost $71,491,106)		88,573,215
Foreign Stocks & ADR's 2.2%
Israel 1.4%
NICE Systems Ltd. ADR*	42,355	1,321,900
United Kingdom 0.8%
Shire Ltd. ADR	7,620	739,902
Total Foreign Stocks & ADR's
(Cost $1,374,181)		2,061,802
Real Estate Investment Trusts 0.6%
Financials 0.6%
Corporate Office Properties
Trust*(a)	1,430	38,310
Home Properties, Inc.*(a)	7,750	518,242
Total Real Estate Investment Trusts
(Cost $286,424)		556,552
Institutional Money Market Funds 2.1%
State Street Institutional US Government
Money Market Fund
(Cost $2,040,223)	2,040,223	2,040,223

			The accompanying notes are an integral part of the financial statements.

Sentinel Short Maturity Government Fund
(Unaudited)
T today
Fund Profile
at August 31, 2011
Average Effective Duration
			Percent of
Duration		Fixed Income Holdings
Less than 1 yr.			9.5%
1 yr. to 2.99 yrs.			90.5%

Average Effective Duration (for all Fixed Income Holdings) 1.9 years**

Top 10 Holdings*
		Maturity	Percent of			Maturity	Percent of
Description	Coupon	Date	Net Assets	Description	Coupon	Date	Net Assets
GNR 10-112 PM	3.25%	09/20/33	7.3%	FNR 10-153 AC	2.00%	11/25/18	4.6%
FNR 10-64 AD	3.00%	12/25/20	5.7%	FHR 3772 HC	3.00%	10/15/18	4.5%
GNR 10-99 PT	3.50%	08/20/33	5.5%	FNR 10-83 AK	3.00%	11/25/18	4.3%
FNR 11-3 EL	3.00%	05/25/20	4.6%	FNR 09-88 DB	3.00%	10/25/20	2.7%
FHR 3780 TL	3.75%	04/15/24	4.6%	FNR 09-113 DB	3.00%	12/25/20	2.7%
				Total of Net Assets			46.5%

"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at August 31, 2011 (Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)

U.S. Government Obligations 98.4%			FHRR R005 AB			FHR 2551 TE
U.S. Government Agency			5.5%, 12/15/18	5,275 M	$ 5,423,274	5.5%, 09/15/31	2,036 M	$ 2,092,556
Obligations 98.4%			FHR 3659 DE			FHR 3284 BA
Federal Home Loan Mortgage			2%, 03/15/19	6,817 M	6,978,367	4.5%, 02/15/32	7,661 M	7,870,407
Corporation 29.5%			FHR 3645 EH			FHR 3083 UB
Collateralized Mortgage Obligations:			3%, 12/15/20	25,041 M	26,118,000	4.5%, 06/15/32	2,901 M	2,991,873
			FHR 2503 PV			FHR 2991 QC
FHR 2353 TD			6%, 12/15/20	1,087 M	1,089,820	5%, 08/15/34	2,035 M	2,039,079
6%, 09/15/16	89 M	$ 94,756	FHR 2692 QC			FHR 2927 ED
FHR 3261 AG			5%, 02/15/21	5,979 M	6,082,541	4%, 01/15/35	13,625 M	14,171,202
5.5%, 01/15/17	7,175 M	7,565,907	FHR 2709 PD			FHR 3662 TC
FHR 2508 CK			5%, 03/15/21	8,206 M	8,397,441	3.5%, 04/15/35	48,031 M	49,842,927
5%, 10/15/17	7,133 M	7,750,256	FHR 3574 EA			FHR 3238 LA
FHR 2510 AJ			3%, 09/15/21	34,694 M	35,908,766	4.5%, 06/15/35	3,931 M	4,043,343
5%, 10/15/17	3,646 M	3,961,753	FHR 3559 AB			FHR 3638 PA
FHR 2530 BH			4.5%, 03/15/23	3,907 M	4,092,840	4.5%, 03/15/37	17,910 M	19,070,421
5%, 11/15/17	9,212 M	9,953,218	FHR 3571 BA					701,331,822
FHR 4%, 3567 12/15/17 ND	43,539 M	46,141,453	4.5%, 04/15/23	23,527 M	24,781,961	Mortgage-Backed Securities:
FHR 3562 AN			FHR 2922 EP			10-Year:
4%, 12/15/17	5,798 M	6,140,802	4.5%, 05/15/23	10,669 M	10,991,491	FHLMC E89015
			FHR 3780 TL			6.5%, 04/01/12	21 M	21,188
FHR 3604 AG			3.75%, 04/15/24	124,730 M	129,900,972	FHLMC J00464
4%, 12/15/17	12,381 M	12,963,441	FHR 3507 AC			5%, 11/01/15	1,912 M	2,057,689
FHR 2629 BL			4%, 06/15/27	70,294 M	73,298,792
4.5%, 01/15/18	13,532 M	14,164,985	FHR 2953 PC			FGCI J14193
FHR 2635 DG			5.5%, 08/15/29	2,259 M	2,305,656	3.5%, 01/01/21	3,441 M	3,628,865
4.5%, 01/15/18	3,710 M	3,872,585				FGCI J14483
FHR 2642 WP			FHR 2766 PE			3.5%, 02/01/21	4,215 M	4,446,001
4.5%, 02/15/18	7,883 M	8,267,791	5%, 10/15/29	12,022 M	12,309,553	FGCI J14614
FHR 3772 HC			FHR 3570 PA			3.5%, 03/01/21	9,037 M	9,654,126
3%, 10/15/18	122,000 M	127,265,599	5%, 07/15/31	3,289 M	3,387,994

The accompanying notes are an integral part of the financial statements.

Sentinel Short Maturity Government Fund
(Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)
FGCI J14793			FGCI J15933			FNR 11-67 EL
3.5%, 03/01/21	2,846 M	$ 2,993,431	3.5%, 07/01/21	5,130 M	$ 5,480,359	2%, 07/25/21	65,985 M	$ 67,172,099
FGCI J15685			FGCI J16211			FNR 08-55 NA
3.5%, 06/01/21	6,885 M	7,355,285	3.5%, 08/01/21	10,684 M	11,413,840	5%, 08/25/22	5,995 M	6,353,808
FGCI J15846					104,044,892	FNR 08-61 CA
3.5%, 06/01/21	1,843 M	1,969,322	20-Year:			5%, 08/25/22	7,716 M	8,181,766
		32,125,907	FHLMC G11228			FNR 08-80 TJ
15-Year:			6.5%, 12/01/12	1 M	1,262	5%, 09/25/22	12,505 M	13,222,860
FHLMC G10654			FHLMC C90035			FNR 08-81 KA
7%, 02/01/12	7 M	7,403	6.5%, 11/01/13	46 M	51,002	5%, 10/25/22	5,566 M	5,886,374
FHLMC G10705			FHLMC D94982			FNR 03-42 EP
6.5%, 08/01/12	19 M	19,681	7%, 04/01/16	57 M	62,570	4%, 11/25/22	3,751 M	3,890,480
FHLMC E94628			FHLMC D94230			FNR 3584 AB
5%, 02/01/13	138 M	141,853	7.5%, 10/01/19	171 M	196,788	4.5%, 12/15/22	44,489 M	46,815,030
FHLMC G11135					311,622	FNR 10-3 GA
6.5%, 08/01/13	14 M	14,450	30-Year:			4%, 02/25/25	12,049 M	12,762,108
FHLMC E72131			FHLMC 302609			FNR 2011-15 HC
6.5%, 08/01/13	39 M	40,856	8%, 08/01/17	14 M	14,629	2.5%, 03/25/26	42,965 M	44,429,786
FHLMC E72178			FHLMC G00100			FNR 3681 AH
6.5%, 09/01/13	15 M	15,559	8%, 02/01/23	11 M	12,419	4%, 10/15/27	21,562 M	22,589,781
FHLMC G10965			FHLMC A17291			FNR 03-86 OD
7.5%, 10/01/14	12 M	12,436	6.5%, 11/01/33	1,388 M	1,596,422	5%, 06/25/28	286 M	285,591
FHLMC E82128					1,623,470	FNR 03-24 UJ
7%, 03/01/15	16 M	16,152	Total Federal Home Loan			4.5%, 03/25/31	4,506 M	4,592,207
FHLMC E00843			Mortgage Corporation		839,437,713	FNR 03-1 PG
8%, 04/01/15	4 M	4,148	Federal National Mortgage			5.5%, 09/25/31	4,887 M	5,037,784
FHLMC E01009			Association 51.0%			FNR 03-69 GH
6.5%, 08/01/16	304 M	331,141	Collateralized Mortgage Obligations:			3.25%, 12/25/31	8,011 M	8,270,352
FHLMC G11585			FNR 02-11 QC			FNR 03-69 GJ
7%, 02/01/17	146 M	150,809	5.5%, 03/25/17	2,620 M	2,808,445	3.5%, 12/25/31	9,614 M	9,945,398
FHLMC E88357			FNR 02-18 PC			FNR 02-82 PD
6.5%, 03/01/17	42 M	44,775	5.5%, 04/25/17	2,068 M	2,157,030	6%, 02/25/32	3,448 M	3,567,634
FGCI E97047			FNR 10-110 HC			FNR 03-76 PQ
4%, 05/01/18	2,434 M	2,589,873	2.5%, 10/25/18	64,989 M	67,181,653	3.5%, 04/25/32	859 M	893,551
FGCI E96256			FNR 10-153 AC			FNR 05-105 TJ
4%, 05/01/18	3,064 M	3,260,108	2%, 11/25/18	126,383 M	129,864,459	5.5%, 12/25/35	353 M	358,988
FGCI E96749			FNR 10-83 AK			FNR 09-3 HL
4%, 06/01/18	4,175 M	4,442,718	3%, 11/25/18	118,676 M	123,639,904	5%, 02/25/39	6,010 M	6,379,695
FGCI E97094			FNR 09-70 NL			FNR 09-32 BH
4%, 06/01/18	4,114 M	4,377,545	3%, 08/25/19	57,414 M	59,815,205	5.25%, 05/25/39	7,158 M	7,782,161
FGCI E97184			FNR 09-70 NM					1,356,097,133
4%, 07/01/18	5,929 M	6,308,984	3.25%, 08/25/19	71,084 M	74,344,035	Mortgage-Backed Securities:
FGCI E97149			FNR 09-70 NQ			10-Year:
4%, 07/01/18	4,122 M	4,385,846	3.5%, 08/25/19	43,555 M	45,724,112	FNMA 595730
FHLMC E98706			FNR 09-78 NG			6.5%, 09/01/11	299	299
5%, 08/01/18	2,118 M	2,293,172	3.5%, 08/25/19	34,165 M	35,930,044	FNMA 603547
FGCI B10742			FNR 11-3 EL			6.5%, 09/01/11	686	685
4.5%, 11/01/18	1,462 M	1,567,481	3%, 05/25/20	125,836 M	131,232,559	FNMA 254082
FHLMC B11933			FNR 10-65 AD			5.5%, 10/01/11	644	645
4%, 01/01/19	9,567 M	10,117,849	3%, 09/25/20	21,207 M	22,116,610	FNMA 254076
FHLMC B12434			FNR 03-106 WD			6.5%, 10/01/11	431	431
4.5%, 03/01/19	3,310 M	3,552,138	4.5%, 09/25/20	6,592 M	6,730,279	FNMA 254119
FHLMC J05907			FNR 09-88 DB			5.5%, 11/01/11	2 M	2,356
6%, 08/01/19	3,026 M	3,315,729	3%, 10/25/20	74,270 M	77,409,435	FNMA 254113
FGCI G13841			FNR 09-88 DC			6.5%, 11/01/11	1 M	1,244
4%, 05/01/20	21,184 M	22,528,193	3.25%, 10/25/20	57,242 M	59,900,566	FNMA 254163
FGCI J15686			FNR 09-113 DB			5.5%, 12/01/11	5 M	5,132
3.5%, 06/01/21	12,754 M	13,624,642	3%, 12/25/20	73,563 M	76,647,482	FNMA 254226
FGCI J15844			FNR 10-64 AD			5.5%, 02/01/12	38 M	40,598
3.5%, 07/01/21	3,732 M	3,987,152	3%, 12/25/20	154,646 M	162,177,862

The accompanying notes are an integral part of the financial statements.

Sentinel Short Maturity Government Fund
(Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)
FNMA 633905			FNMA 496015			FNMA AA8647
5.5%, 03/01/12	2 M	$ 2,219	5.5%, 04/01/14	14 M	$ 14,949	5%, 11/01/23	2,625 M	$ 2,846,401
FNMA 644268			FNMA 536814			FNMA AC0317
5.5%, 04/01/12	4 M	3,825	5.5%, 06/01/14	73 M	79,604	4.5%, 02/01/24	1,029 M	1,102,048
FNMA 254399			FNMA 576789			FNMA AC0318
6.5%, 06/01/12	77 M	77,872	5.5%, 06/01/14	21 M	21,145	5%, 06/01/24	1,011 M	1,095,824
FNMA 254457			FNMA 630985					62,992,418
6.5%, 07/01/12	19 M	19,746	7%, 09/01/15	97 M	99,993	20-Year:
FNMA 254427			FNMA 594601			FNMA 512520
6.5%, 07/01/12	100 M	101,109	8.5%, 10/01/15	8 M	8,051	7%, 07/01/13	17 M	17,560
FNMA 254698			FNMA 535631			FNMA 190659
6.5%, 01/01/13	28 M	28,545	7%, 12/01/15	201 M	216,940	7%, 02/01/14	33 M	35,229
FNMA 254882			FNMA 594602			FNMA 190697
5%, 08/01/13	20 M	20,621	9%, 01/01/16	8 M	8,076	7%, 03/01/14	80 M	84,327
FNMA 780339			FNMA 609148			FNMA 528088
4.5%, 06/01/14	276 M	284,427	7%, 02/01/16	878 M	935,934	5.5%, 05/01/14	19 M	18,694
FNMA 255368			FNMA 535777			FNMA 768628
5.5%, 07/01/14	169 M	181,933	5.5%, 03/01/16	81 M	87,498	5.5%, 09/01/15	55 M	59,621
FNMA 928247			FNMA 663227			FNMA 619191
5.5%, 04/01/17	1,441 M	1,542,055	6%, 03/01/16	79 M	85,355	6.5%, 12/01/15	181 M	189,653
FNMA 972931			FNMA 574598			FNMA 251716
5%, 02/01/18	580 M	618,191	6%, 05/01/16	130 M	141,064	10.5%, 03/01/18	4 M	3,728
FNMA 929527			FNMA 545298					408,812
5%, 06/01/18	283 M	302,125	5.5%, 11/01/16	121 M	131,916	30-Year:
FNMA 257378			FNMA 614920			FNMA 124871
5%, 09/01/18	393 M	423,630	5.5%, 12/01/16	122 M	132,287	7%, 05/01/13	32 M	33,519
FNMA 930890			FNMA 792797			FNMA 454727
5%, 04/01/19	184 M	198,048	5.5%, 04/01/17	101 M	109,989	10.5%, 01/01/16	844	849
FNMA MA0113			FNMA 668338			FNMA 626664
5%, 05/01/19	579 M	624,810	5%, 11/01/17	1,232 M	1,336,377	6%, 04/01/17	192 M	208,428
FNMA 931517			FNMA 671380			FNMA 479421
5%, 07/01/19	86 M	92,991	6%, 11/01/17	136 M	147,847	7%, 09/01/21	46 M	52,046
FNMA 932111			FNMA 650205			FNMA 207530
5%, 10/01/19	82 M	88,895	5%, 01/01/18	986 M	1,069,103	8.25%, 04/01/22	11 M	12,369
FNMA AI3766			FNMA 679165			FNMA 175123
3%, 08/01/20	9,528 M	9,946,564	5.5%, 02/01/18	223 M	242,584	7.45%, 08/01/22	122 M	140,408
FNMA AB1575			FNMA 685474					447,619
3.5%, 10/01/20	7,812 M	8,223,539	4.5%, 04/01/18	2,844 M	3,053,458	Total Federal National
FNMA MA0548			FNMA 720312			Mortgage Association		1,454,081,797
3.5%, 10/01/20	10,738 M	11,303,280	4.5%, 06/01/18	1,839 M	1,974,263	Government National Mortgage
		34,135,815	FNMA 726757			Corporation 17.9%
15-Year:			4.5%, 06/01/18	3,750 M	4,026,224	Collateralized Mortgage Obligations:
FNMA 250781			FNMA 722060			GNR 02-41 TE
6.5%, 12/01/11	713	720	4.5%, 07/01/18	6,091 M	6,540,010	6%, 07/16/31	1,509 M	1,530,290
FNMA 367202			FNMA 722106			GNR 09-68 HJ
7%, 12/01/11	6 M	5,497	4.5%, 07/01/18	2,086 M	2,239,856	4%, 11/16/31	19,577 M	20,049,020
FNMA 370468			FNMA 729583			GNR 03-3 LM
7%, 01/01/12	2 M	1,777	4.5%, 07/01/18	1,440 M	1,545,687	5.5%, 02/20/32	1,154 M	1,198,426
FNMA 390784			FNMA 712165			GNR 09-88 TM
6%, 05/01/12	3 M	2,702	5%, 08/01/18	1,869 M	2,026,970	3.5%, 09/20/32	32,401 M	33,453,067
FNMA 251300			FNMA 357440			GNR 09-100 HJ
7%, 08/01/12	2 M	2,421	4.5%, 10/01/18	18,153 M	19,491,971	3.5%, 10/20/32	31,197 M	32,213,098
FNMA 433301			FNMA 725284			GNR 10-84 PL
6.5%, 07/01/13	97 M	101,813	7%, 11/01/18	865 M	946,894	3.5%, 02/20/33	42,878 M	45,095,418
FNMA 426453			FNMA 761247			GNR 10-99 PT
5.5%, 10/01/13	38 M	41,255	4.5%, 01/01/19	1,806 M	1,939,475	3.5%, 08/20/33	148,226 M	156,831,697
FNMA 447881			FNMA 890109			GNR 10-112 PM
5.5%, 01/01/14	26 M	27,845	4.5%, 12/01/19	7,354 M	7,896,382	3.25%, 09/20/33	199,298 M	208,695,002
FNMA 446787			FNMA 985670
5.5%, 01/01/14	53 M	57,169	6.5%, 10/01/21	1,043 M	1,157,044

The accompanying notes are an integral part of the financial statements.

Sentinel Short Maturity Government Fund
(Unaudited)

	Principal		† Cost for federal income tax purposes is $2,793,310,555. At
	Amount	Value	August 31, 2011 unrealized appreciation for federal income
	(M=$1,000)	(Note 2)	tax purposes aggregated $40,269,090 of which $42,023,612
			related to appreciated securities and $1,754,522 related to
GNR 09-66 AJ			depreciated securities.
5%, 02/16/36	7,673 M	$ 7,930,255
		506,996,273
Mortgage-Backed Securities:
10-Year:
GNMA 634538
6%, 09/15/14	175 M	186,591
GNMA 634545
6.5%, 09/15/14	211 M	228,868
		415,459
15-Year:
GNMA 780659
7.5%, 08/15/12	1 M	1,264
GNMA II 2542
7%, 01/20/13	4 M	4,276
GNMA 462328
6.5%, 04/15/13	10 M	11,224
GNMA 780759
6.5%, 04/15/13	34 M	35,075
GNMA 349029
7%, 04/15/13	4 M	4,365
GNMA 456869
6.5%, 05/15/13	2 M	2,003
GNMA 780859
7.5%, 09/15/13	1 M	1,056
GNMA 780978
6.5%, 02/15/14	373 M	392,011
GNMA 781109
7%, 11/15/14	1,105 M	1,176,709
GNMA 489953
6%, 12/15/16	28 M	30,236
		1,658,219
20-Year:
GNMA 628440
7%, 04/15/24	301 M	349,808
30-Year:
GNMA 495
10%, 02/20/16	111	123
Total Government
National Mortgage
Corporation		509,419,882
Total U.S. Government Obligations
(Cost $2,762,670,302)		2,802,939,392

		Space
		Value
	Shares	(Note 2)

Institutional Money Market Funds 1.1%
State Street Institutional US Government
Money Market Fund
(Cost $30,640,253)	30,640,253	30,640,253
Total Investments 99.5%
(Cost $2,793,310,555)†		2,833,579,645

Other Assets in Excess of
Liabilities 0.5%		13,190,918

Net Assets 100.0%	$ 2,846,770,563

		The accompanying notes are an integral part of the financial statements.

Sentinel Small Company Fund
(Unaudited)

Fund Profile
at August 31, 2011
Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	18.2%	Energy	7.5%
Industrials	17.4%	Consumer Staples	5.2%
Consumer Discretionary	16.2%	Materials	3.9%
Health Care	14.7%	Utilities	1.2%
Financials	11.9%	Telecommunication Services	0.5%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
Open Text Corp.	2.1%	LKQ Corp.	1.5%
Waste Connections, Inc.	1.7%	NICE Systems Ltd.	1.5%
Superior Energy Services, Inc.	1.6%	Iconix Brand Group, Inc.	1.5%
Buffalo Wild Wings, Inc.	1.6%	Clarcor, Inc.	1.5%
Nu Skin Enterprises, Inc.	1.5%	Hain Celestial Group, Inc.	1.5%
		Total of Net Assets	16.0%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at August 31, 2011 (Unaudited)
		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Domestic Common Stocks 91.5%			Comstock Resources, Inc.*	645,000	$ 13,125,750	Gen-Probe, Inc.*	185,000	$ 11,094,450
Consumer Discretionary 16.2%			Dril-Quip, Inc.*	365,000	23,615,500	Haemonetics Corp.*	495,000	30,942,450
Ascena Retail Group, Inc.*	1,230,000	$ 34,956,600	Key Energy Services, Inc.*	1,300,000	18,707,000	ICU Medical, Inc.*	555,000	22,866,000
Buffalo Wild Wings, Inc.*	615,000	37,902,450	Oil States Int'l., Inc.*	295,000	19,493,600	Integra LifeSciences Holdings Corp.*	405,000	16,151,400
Dunkin' Brands Group, Inc.*	500	13,170	Resolute Energy Corp.*	1,615,000	21,786,350	Masimo Corp.	590,000	14,555,300
Gildan Activewear, Inc.	495,000	13,384,800	Superior Energy Services, Inc.*	1,080,000	38,145,600	MedAssets, Inc.*	2,375,000	27,146,250
Iconix Brand Group, Inc.*	1,835,000	35,929,300	Tidewater, Inc.	335,000	17,956,000	Myriad Genetics, Inc.*	1,110,000	22,011,300
LKQ Corp.*	1,465,000	37,504,000			181,656,800	NuVasive, Inc.*	930,000	22,533,900
Men's Wearhouse, Inc.	475,000	13,732,250	Financials 9.0%			Quality Systems, Inc.	260,000	23,925,200
Monro Muffler Brake, Inc.	815,000	32,216,950
Morningstar, Inc.	335,000	19,986,100	Delphi Financial Group, Inc.	760,000	18,376,800	Sirona Dental Systems, Inc.*	515,000	24,029,900
Penn National Gaming, Inc.*	630,000	25,080,300	East West Bancorp, Inc.	1,605,000	26,787,450	Techne Corp.	480,000	34,785,600
PVH Corp.	158,900	10,592,274	Endurance Specialty Holdings Ltd.	800,000	28,928,000	West Pharmaceutical Services, Inc.	425,000	17,051,000
			Evercore Partners, Inc.	303,000	7,947,690			337,854,421
Steven Madden Ltd.*	495,000	17,879,400	First Midwest Bancorp, Inc.	1,343,900	11,799,442	Industrials 17.4%
Texas Roadhouse, Inc.	2,185,000	31,245,500				Actuant Corp.	1,165,000	23,393,200
Vitamin Shoppe, Inc.*	580,000	25,694,000	HCC Insurance Holdings, Inc.	745,000	21,783,800	Aerovironment, Inc.*	730,000	20,921,800
Warnaco Group, Inc.*	335,000	17,872,250	Portfolio Recovery			Clarcor, Inc.	770,000	35,835,800
WMS Industries, Inc.*	411,500	8,978,930	Associates, Inc.*	345,000	25,229,850	Copart, Inc.*	735,000	31,634,400
Wolverine World Wide, Inc.	840,000	30,584,400	ProAssurance Corp.	1,100	79,816	Esterline Technologies Corp.*	44,900	3,380,521
		393,552,674	Prosperity Bancshares, Inc.	460,000	17,411,000
Consumer Staples 5.2%			Signature Bank*	430,000	23,912,300	Forward Air Corp.	675,000	19,176,750
Casey's General Stores, Inc.	470,000	21,150,000	Stifel Financial Corp.*	840,000	25,267,200	Gardner Denver, Inc.	215,000	16,939,850
			SVB Financial Group*	260,000	11,980,800	Healthcare Services Group,
Flowers Foods, Inc.	1,684,600	32,091,630			219,504,148	Inc.	1,570,000	24,617,600
Hain Celestial Group, Inc.*	1,120,000	35,425,600	Health Care 13.9%			Heartland Express, Inc.	1,785,000	27,132,000
Nu Skin Enterprises, Inc.	895,000	37,849,550	Bio-Rad Laboratories, Inc.*	165,000	16,556,100	IDEX Corp.	840,000	31,231,200
		126,516,780				II-VI, Inc.*	1,300,000	25,681,500
Energy 7.5%			Catalyst Health Solutions,Inc.*	560,000	30,083,200	Kaydon Corp.	520,000	17,482,400
CARBO Ceramics, Inc.	180,000	28,827,000	Cyberonics, Inc.*	855,100	24,122,371
						Middleby Corp.*	366,200	29,502,903

The accompanying notes are an integral part of the financial statements.

Sentinel Small Company Fund
(Unaudited)

		Space			Space
		Value			Value
	Shares	(Note 2)		Shares	(Note 2)
MSC Industrial Direct Co.	225,000	$ 13,875,750	Corporate Office Properties Trust (a)	915,000	$ 24,512,850
Ritchie Bros Auctioneers, Inc.	770,000	17,702,300
Toro Co.	295,000	16,098,150	Healthcare Realty Trust, Inc. (a)	474,600	8,300,754
Wabtec Corp.	420,000	25,573,800	Home Properties, Inc.(a)	355,000	23,738,850
			Total Real Estate Investment Trusts
Waste Connections, Inc.	1,215,000	42,026,850	(Cost $65,410,056)		70,087,054
		422,206,774
			Institutional Money Market Funds 1.0%
Information Technology 16.7%			State Street Institutional US Government
ANSYS, Inc.*	310,000	16,733,800	Money Market Fund
CommVault Systems, Inc.*	409,100	13,872,581	(Cost $23,534,632)	23,534,632	23,534,632
Constant Contact, Inc.*	840,000	16,069,200		Principal
Diodes, Inc.*	1,695,000	33,933,900		Amount	Value
Factset Research Systems,				(M=$1,000)	(Note 2)
Inc.	160,000	14,064,000	Corporate Short-term Notes 1.7%
Hittite Microwave Corp.*	425,000	23,086,000	Caterpillar, Inc.
			0.071%, 09/29/11	7,000 M	6,999,619
j2 Global Communications, Inc.	1,100,000	35,145,000	Colgate Palmolive Co.
			0.061%, 09/06/11	10,000 M	9,999,917
Jack Henry & Associates, Inc.	875,000	25,585,000	0.06%, 09/20/11	5,000 M	4,999,842
Micros Systems, Inc.*	735,000	35,030,100	Nestle Capital Corp.
			0.051%, 10/17/11	10,000 M	9,999,361
NeuStar, Inc.*	570,000	14,250,000	Toyota Motor Credit
Open Text Corp.*	885,000	52,215,000	0.152%, 09/14/11	10,000 M	9,999,458
Plantronics, Inc.	940,000	30,127,000	Total Corporate Short-term Notes
Power Integrations, Inc.	805,000	25,872,700	(Cost $41,998,197)		41,998,197
Progress Software Corp.*	1,435,000	29,891,050	U.S. Government Obligations 0.1%
Rofin-Sinar Technologies,			Federal National Mortgage Association 0.1%
Inc.*	965,000	22,281,850	Agency Discount Notes:
Semtech Corp.*	895,000	19,090,350	0.025%, 09/07/11
		407,247,531	(Cost $2,099,991)	2,100 M	2,099,991
			Total Investments 99.5%
Materials 3.9%			(Cost $1,978,160,032)†		2,421,518,392
AptarGroup, Inc.	470,000	23,725,600
NewMarket Corp.	65,500	10,983,040	Other Assets in Excess of
Rockwood Holdings, Inc.*	320,000	16,320,000	Liabilities 0.5%		11,260,419
Sensient Technologies
Corp.	515,000	18,720,250	Net Assets 100.0%		$ 2,432,778,811

Silgan Holdings, Inc.	695,000	26,361,350	* Non-income producing.
		96,110,240
			†	Cost for federal income tax purposes is $1,978,160,032. At
Telecommunication Services 0.5%			August 31, 2011 unrealized appreciation for federal income
Cbeyond, Inc.*	1,345,000	12,495,050	tax purposes aggregated $443,358,360 of which
			$549,921,306 related to appreciated securities and
Utilities 1.2%			$106,562,946 related to depreciated securities.
Atmos Energy Corp.	370,000	12,409,800	(a)	Return of capital paid during the fiscal period.
ITC Holdings Corp.	225,000	17,023,500	ADR - American Depositary Receipt
		29,433,300
Total Domestic Common Stocks
(Cost $1,788,206,148)		2,226,577,718
Foreign Stocks & ADR's 2.3%
Ireland 0.8%
ICON PLC ADR*	935,000	19,924,850
Israel 1.5%
NICE Systems Ltd. ADR*	1,195,000	37,295,950
Total Foreign Stocks & ADR's
(Cost $56,911,008)		57,220,800
Real Estate Investment Trusts 2.9%
Financials 2.9%
BioMed Realty Trust, Inc.	740,000	13,534,600

			The accompanying notes are an integral part of the financial statements.

Sentinel Sustainable Core Opportunities Fund
(Unaudited)
Fund Profile
at August 31, 2011
Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	19.5%	Consumer Staples	10.2%
Health Care	15.1%	Consumer Discretionary	8.7%
Financials	13.6%	Materials	3.3%
Industrials	12.5%	Telecommunication Services	2.6%
Energy	11.8%	Utilities	1.2%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
Int'l. Business Machines Corp.	3.3%	Precision Castparts Corp.	2.3%
Procter & Gamble Co.	2.6%	Williams Cos., Inc.	2.3%
ConocoPhillips	2.5%	Crown Holdings, Inc.	2.0%
PepsiCo, Inc.	2.3%	FedEx Corp.	2.0%
Danaher Corp.	2.3%	Emerson Electric Co.	1.9%
		Total of Net Assets	23.5%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at August 31, 2011 (Unaudited)

		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Domestic Common Stocks 95.2%			Financials 13.6%			UnitedHealth Group, Inc.	15,000	$ 712,800
Consumer Discretionary 8.7%			ACE Ltd.	25,000	$ 1,614,500	Zimmer Holdings, Inc.*	30,000	1,706,700
Gap, Inc.	50,000	$ 826,000	American Express Co.	40,000	1,988,400			25,860,125
McDonald's Corp.	25,000	2,261,500	Bank of America Corp.	70,000	571,900	Industrials 12.5%
McGraw-Hill Cos., Inc.	50,000	2,105,500	Bank of New York Mellon Corp.	60,000	1,240,200	Canadian Pacific Railway Ltd.	50,000	2,871,000
Nike, Inc.	20,000	1,733,000	Chubb Corp.	28,500	1,763,865	Danaher Corp.	90,000	4,122,900
Omnicom Group, Inc.	40,000	1,622,000	CME Group, Inc.	4,500	1,202,040	Emerson Electric Co.	75,000	3,491,250
Staples, Inc.	45,000	663,300	Goldman Sachs Group, Inc.	15,000	1,743,300	FedEx Corp.	45,000	3,542,400
Time Warner Cable, Inc.	45,000	2,947,500	JPMorgan Chase & Co.	72,774	2,733,391	Parker Hannifin Corp.	40,000	2,937,200
Time Warner, Inc.	75,000	2,374,500	MetLife, Inc.	35,000	1,176,000	Precision Castparts Corp.	25,000	4,096,250
TJX Cos., Inc.	20,000	1,092,400	Morgan Stanley	60,000	1,050,000	Verisk Analytics, Inc.*	40,000	1,393,600
		15,625,700						22,454,600
Consumer Staples 10.2%			PNC Financial Services Group,Inc.	10,500	526,470	Information Technology 18.0%
CVS Caremark Corp.	40,000	1,436,400	The Travelers Cos., Inc.	50,000	2,523,000	Accenture PLC	35,000	1,875,650
HJ Heinz Co.	60,000	3,158,400	Toronto-Dominion Bank	30,000	2,365,500	Activision Blizzard, Inc.	80,000	947,200
Kellogg Co.	50,000	2,716,000	US Bancorp	80,000	1,856,800	Altera Corp.	20,000	727,800
Kraft Foods, Inc.	65,000	2,276,300	Wells Fargo & Co.	83,900	2,189,790	Broadcom Corp.	40,000	1,426,000
					24,545,156
PepsiCo, Inc.	65,000	4,187,950
Procter & Gamble Co.	72,500	4,616,800	Health Care 14.3%			Check Point Software Technologies Ltd.*	45,000	2,449,800
		18,391,850	Aetna, Inc.	40,000	1,601,200	Cisco Systems, Inc.	100,000	1,568,000
Energy 11.8%			Amgen, Inc.	35,000	1,939,175	Dell, Inc.*	60,000	891,900
Apache Corp.	20,000	2,061,400	Becton Dickinson & Co.	25,000	2,034,500	EMC Corp.*	100,000	2,259,000
Baker Hughes, Inc.	30,000	1,833,300	Bristol-Myers Squibb Co.	100,000	2,975,000	Hewlett-Packard Co.	17,500	455,525
ConocoPhillips	65,000	4,424,550	Celgene Corp.*	25,000	1,486,750	Int'l. Business Machines Corp.	35,000	6,016,850
Devon Energy Corp.	50,000	3,391,500	Covidien PLC	25,000	1,304,500	KLA-Tencor Corp.	40,000	1,467,200
EOG Resources, Inc.	10,000	925,900	Forest Laboratories, Inc.*	35,000	1,198,400	Microsoft Corp.	110,890	2,949,674
Marathon Oil Corp.	100,000	2,692,000	Gilead Sciences, Inc.*	40,000	1,595,400	NetApp, Inc.*	45,000	1,692,900
Marathon Petroleum Corp.	50,000	1,853,000	Johnson & Johnson	51,500	3,388,700	Seagate Technology PLC	75,000	868,500
Williams Cos., Inc.	150,000	4,048,500	Medco Health Solutions, Inc.*	20,000	1,082,800	Teradata Corp.*	30,000	1,570,800
		21,230,150	Merck & Co., Inc.	60,000	1,987,200	Texas Instruments, Inc.	106,080	2,780,357
			Pfizer, Inc.	150,000	2,847,000	Visa, Inc.	15,000	1,318,200

The accompanying notes are an integral part of the financial statements.

Sentinel Sustainable Core Opportunities Fund

(Unaudited)

		Space
		Value
	Shares	(Note 2)
Western Union Co.	75,000	$ 1,239,000
		32,504,356
Materials 3.3%
Crown Holdings, Inc.*	100,000	3,547,000
Praxair, Inc.	25,000	2,462,250
		6,009,250
Telecommunication Services 1.6%
AT&T, Inc.	35,000	996,800
Rogers Communications, Inc.	50,000	1,944,500
		2,941,300
Utilities 1.2%
AES Corp.*	200,000	2,172,000
Total Domestic Common Stocks
(Cost $158,106,482)		171,734,487
Foreign Stocks & ADR's 3.3%
Germany 1.5%
SAP AG ADR	50,000	2,725,500
Israel 0.8%
Teva Pharmaceutical
Industries Ltd. ADR	35,000	1,447,600
Mexico 1.0%
America Movil SA de CV ADR	70,000	1,789,200
Total Foreign Stocks & ADR's
(Cost $5,477,161)		5,962,300
Institutional Money Market Funds 0.5%
State Street Institutional US Government
Money Market Fund
(Cost $873,754)	873,754	873,754
	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
Corporate Short-term Notes 1.1%
United Parcel Service
0.01%, 09/02/11
(Cost $2,000,000)	2,000 M	2,000,000
Total Investments 100.1%
(Cost $166,457,397)†		180,570,541

Excess of Liabilities Over
Other Assets (0.1)%		(161,317)

Net Assets 100.0%		$ 180,409,224

* Non-income producing.
†	Cost for federal income tax purposes is $166,457,397. At
August 31, 2011 unrealized appreciation for federal income
tax purposes aggregated $14,113,144 of which $31,128,058
related to appreciated securities and $17,014,914 related to depreciated securities.
ADR	- American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Sustainable Growth Opportunities Fund
(Unaudited)
Fund Profile
at August 31, 2011
Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Consumer Discretionary	21.2%	Financials	6.4%
Industrials	16.9%	Consumer Staples	4.6%
Information Technology	15.4%	Materials	3.4%
Energy	12.7%	Telecommunication Services	2.9%
Health Care	8.9%	Utilities	2.7%
Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
Dollar Tree, Inc.	3.9%	BE Aerospace, Inc.	2.8%
AutoZone, Inc.	3.7%	Dollar General Corp.	2.7%
VF Corp.	3.1%	Express Scripts, Inc.	2.5%
Tiffany & Co.	3.0%	Stericycle, Inc.	2.5%
Cognizant Technology Solutions Corp.	2.9%	Parker Hannifin Corp.	2.4%
		Total of Net Assets	29.5%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at August 31, 2011 (Unaudited)
		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Domestic Common Stocks 91.5%			HCC Insurance Holdings, Inc.	40,200	$ 1,175,448	Citrix Systems, Inc.*	13,300	$ 803,719
Consumer Discretionary 21.2%			Invesco Ltd.	50,000	915,000	Cognizant Technology
AutoZone, Inc.*	13,200	$ 4,052,400	T Rowe Price Group, Inc.	20,000	1,069,600	Solutions Corp.*	50,000	3,172,500
Darden Restaurants, Inc.	25,000	1,202,500			6,954,216	Dolby Laboratories, Inc.*	20,200	678,720
Dick's Sporting Goods, Inc.*	15,500	544,515	Health Care 6.7%			Juniper Networks, Inc.*	26,300	550,459
Dollar General Corp.*	81,000	2,964,600	BioMarin Pharmaceuticals, Inc.*	42,300	1,251,446	Maxim Integrated Products, Inc.	40,000	922,000
Dollar Tree, Inc.*	58,650	4,188,783	Express Scripts, Inc.	58,000	2,722,520	Molex, Inc. - Class A	105,000	1,940,400
Hanesbrands, Inc.*	55,000	1,570,800				NetApp, Inc.*	45,000	1,692,900
Tiffany & Co.	45,000	3,238,200	Laboratory Corp of America Holdings*	14,200	1,186,126	Nuance Communications, Inc.*	70,000	1,299,200
VF Corp.	28,500	3,336,210	Life Technologies Corp.*	28,400	1,192,800			16,742,362
Yum! Brands, Inc.	36,000	1,957,320	NuVasive, Inc.*	40,300	976,469	Materials 2.0%
		23,055,328			7,329,361	Crown Holdings, Inc.*	51,000	1,808,970
Consumer Staples 4.6%			Industrials 16.9%
Corn Products Int'l., Inc.	50,000	2,338,000	BE Aerospace, Inc.*	88,800	3,092,904	Thompson Creek Metals Co., Inc.*	40,000	330,800
HJ Heinz Co.	45,000	2,368,800	Donaldson Co., Inc.	25,600	1,509,888			2,139,770
JM Smucker Co.	4,000	288,360	Flowserve Corp.	18,500	1,745,290	Telecommunication Services 2.9%
		4,995,160				American Tower Corp.*	45,000	2,423,700
Energy 12.7%			Jacobs Engineering Group, Inc.*	29,000	1,079,960	NII Holdings, Inc.*	20,300	782,159
Consol Energy, Inc.	13,600	620,976	Landstar System, Inc.	28,000	1,133,720			3,205,859
Continental Resources, Inc.*	30,200	1,687,878	Nordson Corp.	33,000	1,448,700	Utilities 2.7%
Core Laboratories NV	20,600	2,298,548	Parker Hannifin Corp.	35,000	2,570,050	American Water Works Co., Inc.	21,000	625,380
FMC Technologies, Inc.*	42,000	1,867,320	Precision Castparts Corp.	14,800	2,424,980	ITC Holdings Corp.	31,000	2,345,460
Noble Corp.	36,000	1,215,360	Ritchie Bros Auctioneers, Inc.	30,000	689,700			2,970,840
Peabody Energy Corp.	41,000	2,000,800	Stericycle, Inc.*	31,000	2,719,010	Total Domestic Common Stocks
Range Resources Corp.	12,200	790,072			18,414,202	(Cost $72,657,791)		99,619,087
SM Energy Co.	30,000	2,295,000	Information Technology 15.4%			Domestic Exchange Traded Funds 1.4%
Southwestern Energy Co.*	27,300	1,036,035	Amphenol Corp.	35,300	1,658,394	Materials 1.4%
		13,811,989	Analog Devices, Inc.	15,000	495,300	SPDR Gold Trust*
			ANSYS, Inc.*	46,500	2,510,070	(Cost $718,884)	8,600	1,527,790
Financials 6.4%			Avago Technologies Ltd.	20,000	662,200
Affiliated Managers Group, Inc.*	14,800	1,289,968	Broadcom Corp.	10,000	356,500
BlackRock, Inc.	15,200	2,504,200

Sentinel Sustainable Growth Opportunities Fund

(Unaudited)

Space
Value
Shares	(Note 2)

Foreign Stocks & ADR's 2.2%
United Kingdom 2.2%
Shire Ltd. ADR
(Cost $1,254,932)	24,200	$ 2,349,820
Institutional Money Market Funds 1.0%
State Street Institutional US Government
Money Market Fund
(Cost $1,123,541)	1,123,541	1,123,541

Principal
Amount	Value
(M=$1,000)	(Note 2)

Corporate Short-term Notes 4.1%
Colgate-Palmolive Co.
0.071%, 09/06/11	500 M	499,995
Johnson & Johnson
0.051%, 09/16/11	2,500 M	2,499,948
United Parcel Service
0.01%, 09/02/11	1,500 M	1,500,000
Total Corporate Short-term Notes
(Cost $4,499,943)	4,499,943
Total Investments 100.2%
(Cost $80,255,091)†	109,120,181

Excess of Liabilities Over
Other Assets (0.2)%	(255,536)

Net Assets 100.0%	$ 108,864,645

*	Non-income producing.

†	Cost for federal income tax purposes is $80,255,091. At
August 31, 2011 unrealized appreciation for federal income
tax purposes aggregated $28,865,090 of which $31,821,856
related to appreciated securities and $2,956,766 related to
depreciated securities.
ADR	-	American Depositary Receipt
SPDR	-	Standard & Poor's Depository Receipts

Sentinel Total Return Bond Fund
(Unaudited)
Fund Profile
at August 31, 2011
Average Effective Duration
			Percent of				Percent of
Duration		Fixed Income Holdings		Duration		Fixed Income Holdings
Less than 1 yr.			7.0%	4 yrs. to 5.99 yrs.			33.9%
1 yr. to 2.99 yrs.			31.2%	6 yrs. to 7.99 yrs.			7.3%
3 yrs. to 3.99 yrs.			17.8%	8 yrs. and over			2.9%
Average Effective Duration (for all Fixed Income Holdings) 3.6 years**
Top 10 Holdings*
		Maturity	Percent of			Maturity	Percent of
Description	Coupon	Date	Net Assets	Description	Coupon	Date	Net Assets
FNMA 735676	5.00%	07/01/35	15.2%	FNMA 555743	5.00%	09/01/33	4.5%
FNMA AI7783	4.50%	07/01/41	13.5%	FNMA 745275	5.00%	02/01/36	4.4%
FGLMC A86314	4.00%	05/01/39	5.0%	FNMA 735997	5.50%	11/01/35	4.3%
FNMA AI8448	4.50%	08/01/41	4.7%	FGLMC A79255	5.00%	11/01/37	4.2%
FNMA 891386	5.50%	10/01/35	4.7%	FNMA MA0119	4.00%	07/01/39	4.2%
				Total of Net Assets			64.7%

"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at August 31, 2011 (Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)

U.S. Government Obligations 74.4%			FNMA 745275			JPMorgan Chase & Co
U.S. Government Agency			5%, 02/01/36	1,814 M	$ 1,962,744	4.625%, 05/10/21	275 M	$ 285,420
Obligations 74.4%			FNMA MA0119			Morgan Stanley
Federal Home Loan Mortgage			4%, 07/01/39	1,785 M	1,854,782	5.75%, 01/25/21	350 M	361,115
Corporation 16.4%			FNMA AI7783			Regions Bank
Mortgage-Backed Securities:			4.5%, 07/01/41	5,691 M	6,046,606	7.5%, 05/15/18	100 M	98,500
			FNMA AI8448			SLM Corp.
30-Year:			4.5%, 08/01/41	1,997 M	2,121,799	6.25%, 01/25/16	125 M	127,927
FGLMC G06205					24,786,299			1,486,807

5%, 12/01/36	1,332 M	$ 1,439,824	Total Federal National			Insurance 2.2%
FGLMC A79255			Mortgage Association		25,908,985
5%, 11/01/37	1,739 M	1,875,711	Total U.S. Government Obligations			American Int'l. Group, Inc.
FGLMC G08338			(Cost $32,849,844)		33,251,557	6.4%, 12/15/20	275 M	289,803
4%, 03/01/39	1,709 M	1,775,594	Corporate Bonds 10.1%			ING Groep NV
						5.775%, 12/29/49(b)	250 M	211,250
FGLMC A86314			Basic Industry 0.3%
4%, 05/01/39	2,166 M	2,251,443				Liberty Mutual Group, Inc.
			Georgia-Pacific LLC			7%, 03/07/67(a)	100 M	91,963
Total Federal Home Loan Mortgage			5.4%, 11/01/20(a)	125 M	129,138
Corporation		7,342,572				Prudential Financial, Inc.
			Consumer Cyclical 0.8%			5.375%, 06/21/20	300 M	323,497
Federal National Mortgage
Association 58.0%			Ford Motor Credit Co. LLC			XL Capital Ltd.
			5.75%, 02/01/21	250 M	249,902	6.5%, 12/29/49(c)(d)	50 M	44,625
Collateralized Mortgage Obligations:			MGM Resorts Int'l.					961,138
FNR 09-15 AC			7.625%, 01/15/17	100 M	91,250	Media 0.7%
5.5%, 03/25/29	1,000 M	1,122,686			341,152
						CBS Corp.
Mortgage-Backed Securities:			Energy 0.8%			4.3%, 02/15/21	250 M	253,974
30-Year:			Anadarko Petroleum Corp.			DISH DBS Corp.
FNMA 555743			6.45%, 09/15/36	175 M	187,072	7.875%, 09/01/19	50 M	53,375
5%, 09/01/33	1,862 M	2,016,451	Nexen, Inc.					307,349
FNMA 735676			6.4%, 05/15/37	175 M	180,639	Telecommunications 2.0%
5%, 07/01/35	6,268 M	6,784,251			367,711	AT&T, Inc.
FNMA 891386			Financials 3.3%			4.45%, 05/15/21	375 M	403,247
5.5%, 10/01/35	1,895 M	2,086,488	Ally Financial, Inc.			MetroPCS Wireless, Inc.
FNMA 735997			8%, 11/01/31	500 M	491,250	6.625%, 11/15/20	100 M	93,750
5.5%, 11/01/35	1,738 M	1,913,178	Bank of America Corp.
			5%, 05/13/21	125 M	122,595

The accompanying notes are an integral part of the financial statements.

Sentinel Total Return Bond Fund

(Unaudited)

	Principal	Value
	Amount	(Note 2)
	(M=$1,000)
			†	Cost for federal income tax purposes is $44,314,213. At
Verizon Communications, Inc.				August 31, 2011 unrealized depreciation for federal income
4.6%, 04/01/21	375 M	$ 409,086		tax purposes aggregated $2,944 of which $367,126 related
		906,083		to appreciated securities and $364,182 related to
Total Corporate Bonds				depreciated securities.
(Cost $4,392,870)		4,499,378
			(a)	Security exempt from registration under Rule 144A of the
Commercial Mortgage-Backed Securities 12.2%				Securities Act of 1933, as amended. These securities may
				be resold in transactions exempt from registration, normally
CGCMT 06-C4 AJ				to qualified institutional buyers. At August 31, 2011, the
5.922%, 03/15/49(e)	750 M	595,411		market value of rule 144A securities amounted to $221,101
CSFB 05-C4 AJ				or 0.50% of the net assets.
5.19%, 08/15/38	500 M	451,627
			(b)	ING Groep NV is currently fixed at 5.775%. On December
CSFB 05-C6 AJ				8th, 2015 it converts to a variable rate that floats on the 8th
5.23%, 12/15/40	750 M	673,067		of March, June, September, and December. The interest
GSMS 07-GG10 A4				rate is based on the 3-month Libor rate plus 1.68%.
5.9983%, 08/10/45	1,000 M	1,060,420	(c)	Step Up/Down.
LBUBS 08-C1 AM
6.3118%, 04/15/41	820 M	729,472	(d)	XL Capital Ltd. is currently fixed at 6.5%. On April 15th,
				2017 it converts to a variable rate that floats on the 15th of
MLMT 05-CIP1 AJ				January, April, July, and October. The interest rate is based
5.137%, 07/12/38	837 M	708,639		on the 3-month Libor rate plus 2.4575%.
MLMT 07-C1 AM
6.0216%, 06/12/50(e)	750 M	634,027	(e)	Collateral strip rate bond whose interest is based on the
				weighted net interest rate of the collateral.
WBCMT 06-C25 AJ
5.9226%, 05/15/43	750 M	606,423
Total Commercial Mortgage-Backed
Securities
(Cost $5,964,363)		5,459,086

		Space
		Value
	Shares	(Note 2)

Institutional Money Market Funds 2.5%
State Street Institutional US Government
Money Market Fund
(Cost $1,107,136)	1,107,136	1,107,136
Total Investments 99.2%
(Cost $44,314,213)†		44,317,157

Other Assets in Excess of
Liabilities 0.8%		379,878

Net Assets 100.0%		$ 44,697,035

At August 31, 2011, the following futures contracts were outstanding with $129,213 in cash segregated with the broker for margin maintenance purposes:
Unrealized
	Contract	Contract	Appreciation/
Contract Description	Expiration	Value	(Depreciation)
Short, 55 U.S. Treasury 10-Year Note futures contracts	9/11	$ 7,151,719	$ (265,567)

Net payments of variation margin and/or brokerage fees			285,333
Variation margin receivable on open futures contracts			$ 19,766

The accompanying notes are an integral part of the financial statements.

NOTE 1: ORGANIZATION:

Sentinel Group Funds, Inc. (“Company”) is registered as an open-end investment company under the Investment Company Act of 1940, as amended. The Company consists of fifteen separate series – Sentinel Balanced Fund, Sentinel Capital Growth Fund, Sentinel Common Stock Fund, Sentinel Conservative Strategies Fund (formerly known as Sentinel Conservative Allocation Fund prior to December 15, 2010), Sentinel Georgia Municipal Bond Fund (a non-diversified series), Sentinel Government Securities Fund, Sentinel Growth Leaders Fund (a non-diversified series), Sentinel International Equity Fund, Sentinel Mid Cap Fund, Sentinel Mid Cap Value Fund (a non-diversified series), Sentinel Short Maturity Government Fund, Sentinel Small Company Fund, Sentinel Sustainable Core Opportunities Fund, Sentinel Sustainable Growth Opportunities Fund and Sentinel Total Return Bond Fund (a new series which commenced operations December 17, 2010), each individually referred to as a Fund. All Funds with the exception of Sentinel Georgia Municipal Bond Fund offer Class A shares, although Class A shares of the Sentinel Small Company Fund are no longer available for new investments, exchanges and reinvestment privileges, except under limited circumstances as described in the Prospectus dated March 30, 2011. Sentinel Balanced, Sentinel Capital Growth, Sentinel Common Stock, Sentinel Conservative Strategies, Sentinel Government Securities, Sentinel Growth Leaders, Sentinel International Equity, Sentinel Mid Cap, Sentinel Mid Cap Value, Sentinel Small Company and Sentinel Total Return Bond Funds offer Class C shares, although Class C shares of the Sentinel Small Company Fund are no longer available for new investments, exchanges and reinvestment privileges, except under limited circumstances as described in the Prospectus dated March 30, 2011. Sentinel Balanced, Sentinel Capital Growth, Sentinel Common Stock, Sentinel Conservative Strategies, Sentinel Georgia Municipal Bond, Sentinel Government Securities, Sentinel Growth Leaders, Sentinel International Equity, Sentinel Mid Cap, Sentinel Mid Cap Value, Sentinel Small Company, Sentinel Sustainable Core Opportunities, Sentinel Sustainable Growth Opportunities and Sentinel Total Return Bond Funds offer Class I Shares. The Sentinel Conservative Strategies Fund Class I Shares commenced operations December 17, 2010. Sentinel Short Maturity Government Fund offers Class S shares.

NOTE 2:

SECURITY VALUATION:

Equity securities that are traded on a national or foreign securities exchange and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price or official closing price on the principal exchange on which they are traded on the date of determination as of the close of business of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, each day that the NYSE is open for business. Foreign equity securities traded on a foreign securities exchange are subject to fair value pricing when appropriate, using valuations provided by an independent pricing service. Securities for which no sale was reported on the valuation date are valued at the mean between the last reported bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities with original maturities of greater than 60 days, including short-term securities with more than 60 days left to maturity, are valued on the basis of valuations provided by an independent pricing service. The mean between the bid and asked prices is generally used for valuation purposes. Short-term securities with original maturities of less than 60 days are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. Investments in mutual funds are valued at the net asset value per share on the day of valuation. Investments in exchange traded derivatives are valued at the settlement price determined by the relevant exchange. Investments in non-exchange traded derivatives are valued on the basis of prices supplied by an independent pricing service, if available, or quotes obtained from brokers and dealers. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s pricing time but after the close of the securities’ primary markets, will be fair valued under procedures adopted by the Funds’ Board of Directors. The Board has delegated this responsibility to a pricing committee, subject to its review and supervision.

NOTE 3:

The fair value hierarchy as required by GAAP is summarized in the three broad levels listed below:

  Level 1 – Quoted prices (unadjusted) in active markets for identical assets at the time of the NYSE close (normally 4:00 PM Eastern). Includes most domestic equities, American Depository Receipts, domestic Exchange Traded Funds, Standard & Poor’s Depository Receipts and exchange traded derivatives that rely on unadjusted or official closing prices based on actual trading activity which coincides with the close of the NYSE.
  Level 2 – Other significant observable inputs (evaluated prices factoring in observable inputs using some type of model, matrix or other calculation methodology which takes into consideration factors such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
  Includes most long-term and short-term fixed income investments, most foreign equities trading on foreign exchanges, foreign Exchange Traded Funds, forward foreign currency contracts, non- exchange traded derivatives and over-the-counter securities not listed on the NASDAQ National Market System that rely on a mean price which falls between the last bid and asked quotes coinciding with the close of the NYSE. Investments in other Registered Investment Companies (RIC’s) that rely on calculated Net Asset Values (NAV’s) would also generally be considered Level 2.
  Level 3 – Significant unobservable inputs (including non-binding broker quotes or the Sentinel Pricing Committee’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are normally valued using amortized cost, which approximates the current fair value of a security, but since this value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

There have been no significant changes in valuation techniques during the fiscal year, but the Sentinel Pricing Committee considers factors such as few recent transactions, inconsistent price quotes and wider bid-ask spreads when determining if transactions are not orderly for fair valuation purposes.

The fair value measurements as of August 31, 2011 were as follows:

	Quoted Prices	Other
	(Unadjusted) in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Sentinel Fund	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
Investments in Securities:
Balanced:
Collateralized
Mortgage
Obligations	$ –	$ 2,271,596	$ –	$ 2,271,596
Commercial
Mortgage-
Backed
Securities	–	1,736,903	–	1,736,903
Corporate Bonds	–	7,260,705	–	7,260,705
Corporate Short-
Term Notes	–	2,499,986	–	2,499,986
Domestic
Common
Stocks	144,476,005	–	–	144,476,005
Domestic
Exchange
Traded Funds	1,433,900	–	–	1,433,900
Foreign Stocks
& ADR’s	7,031,750	–	–	7,031,750
Institutional
Money Market
Funds	–	3,814,428	–	3,814,428
Mortgage-
Backed
Securities	–	51,417,660	–	51,417,660
Totals	$ 152,941,655	$ 69,001,278	$ –	$ 221,942,933
Capital
Growth:
Corporate Short-
Term Notes	$ –	1,899,987	$ –	1,899,987
Domestic
Common
Stocks	108,683,019	–	–	108,683,019
Domestic
Exchange
Traded Funds	6,022,335	–	–	6,022,335

	Quoted Prices	Other
	(Unadjusted) in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Sentinel Fund	(Level 1)	(Level 2)	(Level 3)	Total
Foreign Stocks
& ADR’s:
Australia	2,895,780	–	–	2,895,780
Brazil	847,200	–	–	847,200
Germany	1,144,710	–	–	1,144,710
Switzerland	–	1,751,800	–	1,751,800
Institutional
Money Market
Funds	–	449,626	–	449,626
Totals	$ 119,593,044	$ 4,101,413	$ –	$ 123,694,457
Common
Stock:
Corporate Short-
Term Notes	$ –	$ 14,999,272	$ –	$ 14,999,272
Domestic
Common
Stocks	1,140,838,744	–	–	1,140,838,744
Domestic
Exchange
Traded Funds	9,927,000	–	–	9,927,000
Foreign Stocks
& ADR’s	54,474,100	–	–	54,474,100
Institutional
Money Market
Funds	–	9,946,751	–	9,946,751
Totals	$ 1,205,239,844	$ 24,946,023	$ –	$ 1,230,185,867
Conservative
Strategies:
Collateralized
Mortgage
Obligations	$ –	$ 2,245,373	$ –	$ 2,245,373
Commercial
Mortgage-
Backed
Securities	–	4,444,296	–	4,444,296
Corporate Bonds	–	4,826,718	–	4,826,718
Domestic
Common
Stocks	61,026,651	–	–	61,026,651
Domestic
Exchange
Traded Funds	416,934	–	–	416,934

	Quoted Prices	Other
	(Unadjusted) in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Sentinel Fund	(Level 1)	(Level 2)	(Level 3)	Total
Foreign
Exchange
Traded Funds	–	304,141	–	304,141
Foreign Stocks
& ADR’s:
Australia	511,020	774,506	–	1,285,526
Brazil	493,850	–	–	493,850
China	–	200,883	–	200,883
France	539,440	1,824,209	–	2,363,649
Germany	517,845	1,499,892	–	2,017,737
Hong Kong	–	1,188,472	–	1,188,472
Ireland	–	521,627	–	521,627
Israel	462,288	–	–	462,288
Japan	–	3,279,665	–	3,279,665
Malaysia	–	398,424	–	398,424
Netherlands	–	1,375,626	–	1,375,626
Singapore	–	366,207	–	366,207
South Africa	–	238,625	–	238,625
South Korea	–	900,852	–	900,852
Spain	417,000	–	–	417,000
Switzerland	584,600	2,275,709	–	2,860,309
Taiwan	417,240	–	–	417,240
United
Kingdom	662,261	1,670,382	–	2,332,643
Institutional
Money Market
Funds	–	7,110,432	–	7,110,432
Mortgage-
Backed
Securities	–	70,906,661	–	70,906,661
Real Estate
Investment
Trusts	21,266	–	–	21,266
Totals	$ 66,070,395	$ 106,352,700	$ –	$ 172,423,095
Georgia
Municipal
Bond:
Institutional
Money Market
Funds	$ –	$ 1,497,906	$ –	$ 1,497,906
Municipal
Bonds	–	21,154,331	–	21,154,331
Totals	$ –	$ 22,652,237	$ –	$ 22,652,237

	Quoted Prices	Other
	(Unadjusted) in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Sentinel Fund	(Level 1)	(Level 2)	(Level 3)	Total
Government
Securities:
Corporate Short-
Term Notes	$ –	$ 10,000,000	$ –	$ 10,000,000
Collateralized
Mortgage
Obligations	–	28,403,849	–	28,403,849
Institutional
Money Market
Funds	–	8,759,202	–	8,759,202
Mortgage-
Backed
Securities	–	676,651,035	–	676,651,035
Totals	$ –	$ 723,814,086	$ –	$ 723,814,086
Growth
Leaders:
Corporate Short-
Term Notes	$ –	499,997	$ –	$ 499,997
Domestic
Common
Stocks	28,854,429	–	–	28,854,429
Domestic
Exchange
Traded Funds	1,474,495	–	–	1,474,495
Foreign Stocks
& ADR’s	851,700	–	–	851,700
Institutional
Money Market
Funds	–	919,294	–	919,294
Totals	$ 31,180,624	$ 1,419,291	$ –	$ 32,599,915
International
Equity:
Corporate Short-
Term Notes	$ –	$ 2,499,983	$ –	$ 2,499,983
Domestic
Common
Stocks	4,353,300	–	–	4,353,300
Domestic
Exchange
Traded Funds	2,664,750	–	–	2,664,750
Foreign
Exchange
Traded Funds	–	2,281,061	–	2,281,061

	Quoted Prices	Other
	(Unadjusted) in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Sentinel Fund	(Level 1)	(Level 2)	(Level 3)	Total
Foreign Stocks
& ADR’s:
Australia	–	7,070,698	–	7,070,698
Brazil	3,474,550	–	–	3,474,550
China	–	2,943,114	–	2,943,114
Denmark	2,133,200	–	–	2,133,200
Finland	–	1,343,733	–	1,343,733
France	2,206,800	14,402,139	–	16,608,939
Germany	–	13,196,646	–	13,196,646
Hong Kong	–	5,909,672	–	5,909,672
India	2,164,800	–	–	2,164,800
Ireland	–	2,295,158	–	2,295,158
Israel	3,421,700	–	–	3,421,700
Italy	–	2,321,677	–	2,321,677
Japan	–	17,526,391	–	17,526,391
Malaysia	–	1,912,436	–	1,912,436
Netherlands	–	5,565,324	–	5,565,324
Singapore	–	2,832,202	–	2,832,202
South Africa	–	1,491,409	–	1,491,409
South Korea	–	4,498,782	–	4,498,782
Spain	1,626,300	1,699,717	–	3,326,017
Switzerland	–	14,897,131	–	14,897,131
Taiwan	2,086,200	145,699	–	2,231,899
United
Kingdom	–	18,396,895	–	18,396,895
Institutional
Money Market
Funds	–	2,021,402	–	2,021,402
Totals	$ 24,131,600	$ 125,251,269	$ –	$ 149,382,869
Mid Cap:
Corporate Short-
Term Notes	$ –	$ 2,499,987	$ –	$ 2,499,987
Domestic
Common
Stocks	88,573,215	–	–	88,573,215
Foreign Stocks
& ADR’s	2,061,802	–	–	2,061,802
Institutional
Money Market
Funds	–	2,040,223	–	2,040,223
Real Estate
Investment
Trusts	556,552	–	–	556,552
Totals	$ 91,191,569	$ 4,540,210	$ –	$ 95,731,779

	Quoted Prices	Other
	(Unadjusted) in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Sentinel Fund	(Level 1)	(Level 2)	(Level 3)	Total
Mid Cap Value:
Agency
Discount Notes	$ –	$ 2,949,987	$ –	$ 2,949,987
Corporate Short-
Term Notes	–	3,999,997	–	3,999,997
Domestic
Common
Stocks	104,434,194	–	–	104,434,194
Domestic
Exchange
Traded Funds	1,929,148	–	–	1,929,148
Foreign Stocks
& ADR’s	–	2,300,145	–	2,300,145
Institutional
Money Market
Funds	–	10,267,456	–	10,267,456
Purchased
Options	119,460	–	–	119,460
Totals	$ 106,482,802	$ 19,517,585	$ –	$ 126,000,387
Short Maturity
Government:
Collateralized
Mortgage
Obligations	$ –	$ 2,564,425,228	$ –	$ 2,564,425,228
Institutional
Money Market
Funds	–	30,640,253	–	30,640,253
Mortgage-
Backed
Securities	–	238,514,164	–	238,514,164
Totals	$ –	$ 2,833,579,645	$ –	$ 2,833,579,645
Small
Company:
Agency
Discount Notes	$ –	$ 2,099,991	$ –	$ 2,099,991
Corporate Short-
Term Notes	–	41,998,197	–	41,998,197
Domestic
Common
Stocks	2,226,577,718	–	–	2,226,577,718
Foreign Stocks
& ADR’s	57,220,800	–	–	57,220,800

	Quoted Prices	Other
	(Unadjusted) in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Sentinel Fund	(Level 1)	(Level 2)	(Level 3)	Total
Institutional
Money Market
Funds	–	23,534,632	–	23,534,632
Real Estate
Investment
Trusts	70,087,054	–	–	70,087,054
Totals	$ 2,353,885,572	$ 67,632,820	$ –	$ 2,421,518,392
Sustainable
Core
Opportunities:
Corporate Short-
Term Notes	$ –	$ 2,000,000	$ –	$ 2,000,000
Domestic
Common
Stocks	171,734,487	–	–	171,734,487
Foreign Stocks
& ADR’s	5,962,300	–	–	5,962,300
Institutional
Money Market
Funds	–	873,754	–	873,754
Totals	$ 177,696,787	$ 2,873,754	$ –	$ 180,570,541

Sustainable
Growth
Opportunities:
Corporate Short-
Term Notes	$ –	$ 4,499,943	$ –	$ 4,499,943
Domestic
Common
Stocks	99,619,087	–	–	99,619,087
Domestic
Exchange
Traded Funds	1,527,790	–	–	1,527,790
Foreign Stocks
& ADR’s	2,349,820	–	–	2,349,820
Institutional
Money Market
Funds	–	1,123,541	–	1,123,541
Totals	$ 103,496,697	$ 5,623,484	$ –	$ 109,120,181
Total Return
Bond:
Collateralized
Mortgage
Obligations	$ –	$ 1,122,686	$ –	$ 1,122,686

	Quoted Prices	Other
	(Unadjusted) in	Significant	Significant
Active Markets for		Observable	Unobservable
	Identical Assets	Inputs	Inputs
Sentinel Fund	(Level 1)	(Level 2)	(Level 3)	Total
Commercial
Mortgage-
Backed
Securities	–	5,459,086	–	5,459,086
Corporate Bonds	–	4,499,378	–	4,499,378
Institutional
Money Market
Funds	–	1,107,136	–	1,107,136
Mortgage-
Backed
Securities	–	32,128,871	–	32,128,871
Totals	$ –	$ 44,317,157	$ –	$ 44,317,157
Liabilities:
Derivatives:
Total Return
Bond:
Futures Contracts $	265,567	$ –	$ –	$ 265,567

Please refer to each Fund’s Statement of Investment in Securities for more detailed information on specific securities.

There was no reportable fair value Level 3 activity for the nine months ended August 31, 2011.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) were effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30A-2(A)) are filed herewith as an exhibit.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sentinel Group Funds, Inc.

By (Signature and Title) /s/ JOHN BIRCH

                --------------------------------------------

                John Birch

               Chief Financial Officer

Date October 26, 2011 ----------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ CHRISTIAN THWAITES

                   --------------------------------------------

                   Christian Thwaites

                    President and Chief Executive Officer

Date October 26, 2011 ----------------

By (Signature and Title) /s/ JOHN BIRCH

                   --------------------------------------------

                   John Birch

                   Chief Financial Officer

Date October 26, 2011 ----------------